                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/05

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/05

                               A SHARES               B SHARES                C SHARES
                             since 1/02/86          since 7/20/92          since 12/10/93
--------------------------------------------------------------------------------------------
                                       W/MAX                  W/MAX                   W/MAX
                                       4.75%                  4.00%                   1.00%
AVERAGE ANNUAL            W/O SALES    SALES     W/O SALES    SALES     W/O SALES     SALES
TOTAL RETURNS              CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGES

Since Inception             6.78%       6.52%      5.67%       5.67%      5.37%       5.37%

10-year                     6.26        5.75       5.46        5.46       5.47        5.47

5-year                      6.98        5.94       6.19        5.95       6.20        6.20

1-year                     11.48        6.15      10.64        6.64      10.67        9.67

6-months                    6.06        1.00       5.67        1.67       5.68        4.68
--------------------------------------------------------------------------------------------

SEC Yield                        4.96%                  4.46%                  4.46%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MAY 31, 2005

Van Kampen High Yield Municipal Fund is managed by the Adviser's Municipal Fixed Income team. Current team members include Wayne D. Godlin, Managing Director, and James D. Phillips, Executive Director.(1)

MARKET CONDITIONS

The six-month reporting period ended May 31, 2005, was marked by repeated short-term interest rate increases, rising oil prices and inflationary concerns. The Federal Open Market Committee (the "Fed") raised the federal funds target rate at a "measured" pace through a series of four, 0.25 percent tightenings, to stand at 3.00 percent as the reporting period closed.

Typically, such tightenings would ripple across the bond market and result in increased yields across the maturity spectrum. However, the uncharacteristic environment that began in 2004 continued through the reporting period. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened, fueling an unprecedented rally at the long end of the municipal market.

The municipal market's performance was not universally strong, however. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. As investors sought higher yields, securities rated below investment grade strongly outperformed.

The supply of new issues was strong during the reporting period, as long-term issuers rushed to bring securities to market to take advantage of low interest rates before additional near-term interest rate increases took effect.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 6.06 percent for the six months ended May 31, 2005 (Class A shares, unadjusted for sales charge), outperforming the benchmark Lehman Brothers Municipal Bond Index's return of 3.51 percent by more than 250 basis points.

TOTAL RETURNS FOR THE 6-MONTH PERIOD ENDED MAY 31, 2005

---------------------------------------------------------
                                    LEHMAN BROTHERS
                                       MUNICIPAL
      CLASS A   CLASS B   CLASS C     BOND INDEX

       6.06%     5.67%     5.68%         3.51%
---------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Many factors contributed to the fund's outperformance. Among them was the fund's allocation to non-rated bonds, which represented nearly 59 percent of assets as of the end of the reporting period. The fund's non-rated bonds outperformed as spreads tightened and investors gravitated down the credit quality scale in pursuit of yield. Within the fund's non-rated allocation, we favored health care and life care (or continued care) bonds. As in the previous fiscal year, bonds in these sectors continued to perform with notable strength, due to the market's recognition of improving fundamentals within these sectors.

Against the backdrop of a dramatically flattening yield curve, inverse floaters (debt securities with coupons that move in opposition to interest rates) contributed robustly. These securities represented nearly eight percent of portfolio at the end of the reporting period. Also on the upside, some of the fund's strategic purchases in better secured, special facility airport revenue bonds continued to advance amid the tightening in spreads.

The fund's largest sector weightings at the end of the period were health care, continuing care, industrial revenue, tax districts and higher education bonds. As noted, health care and life care stocks were helped by improving fundamentals. Tax district bonds were propelled by a combination of housing starts and low mortgage rates, while higher education bonds benefited from charter school successes.

While the fund outperformed the index decisively, not all sectors contributed with equal strength. Investments in multi-family housing projects and nursing homes generated muted gains relative to the fund's leading positions.

The portfolio also included investment grade securities where our analysis indicated more compelling total return potential. Investment grade securities represented approximately 29 percent of the fund at the close of the reporting period. While we believe that these bonds represent attractive investments, we will continue to seek opportunities to deploy these assets into potentially higher yielding securities should market conditions warrant.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATION AS OF 5/31/05
AAA/Aaa                                                           3.2%
AA/Aa                                                             4.1
A/A                                                               5.9
BBB/Baa                                                          16.1
BB/Ba                                                             6.1
B/B                                                               6.0
Non-Rated                                                        58.6

TOP 5 SECTORS AS OF 5/31/05
Health Care                                                      20.6%
Continuing Care                                                  18.5
Industrial Revenue                                               17.6
Tax District                                                     13.2
Higher Education                                                  5.3

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/05
Florida                                                          11.2%
Texas                                                             8.0
California                                                        7.0
New York                                                          6.9
Pennsylvania                                                      6.1
Illinois                                                          6.0
Massachusetts                                                     5.1
New Jersey                                                        4.4
Minnesota                                                         3.2
Arizona                                                           3.1
Colorado                                                          3.1
Virginia                                                          2.7
Wisconsin                                                         2.7
Georgia                                                           2.7
Michigan                                                          2.6
Missouri                                                          2.2
South Carolina                                                    1.7
Tennessee                                                         1.5
Ohio                                                              1.5
Oklahoma                                                          1.4
Washington                                                        1.4
Alabama                                                           1.3
Maryland                                                          1.1
New Hampshire                                                     1.1
Nevada                                                            1.1
Oregon                                                            1.0
Louisiana                                                         0.9
Hawaii                                                            0.8
New Mexico                                                        0.7
North Carolina                                                    0.7
Indiana                                                           0.6
Iowa                                                              0.6
Connecticut                                                       0.6
South Dakota                                                      0.5
Vermont                                                           0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/05
                                       (continued from previous page)
Utah                                                              0.4
Rhode Island                                                      0.4
Kansas                                                            0.4
Mississippi                                                       0.3
Puerto Rico                                                       0.3
Alaska                                                            0.3
North Dakota                                                      0.3
Kentucky                                                          0.3
Maine                                                             0.2
Idaho                                                             0.1
District of Columbia                                              0.1
Delaware                                                          0.1
                                                                -----
Total Investments                                                99.2%
Other Assets in Excess of Liabilities                             0.8
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/04 - 5/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/04          5/31/05       12/1/04-5/31/05
Class A
  Actual.....................................    $1,000.00        $1,060.58           $4.37
  Hypothetical...............................     1,000.00         1,020.73            4.28
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,056.65            8.20
  Hypothetical...............................     1,000.00         1,016.93            8.05
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,056.77            8.20
  Hypothetical...............................     1,000.00         1,016.93            8.05
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.60%, and 1.60% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 26, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, all relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  99.2%
          ALABAMA  1.3%
$1,000    Alabama Spl Care Fac Fin Auth Methodist
          Home for the Aging........................        6.300%  06/01/24   $    1,027,660
 4,500    Alabama St Indl Dev Auth Solid Waste Disp
          Rev Pine City Fiber Co (AMT)..............        6.450   12/01/23        4,749,435
 8,055    Alabama St Indl Dev Auth Solid Waste Disp
          Rev Pine City Fiber Co (AMT) (GTY AGMT:
          Boise Cascade Corp.)......................        6.450   12/01/23        8,518,243
 3,000    Butler, AL Indl Dev Brd Solid GA Pacific
          Corp Proj Rfdg (AMT)......................        5.750   09/01/28        3,064,860
 4,000    Colbert Cnty Northwest Auth Hlthcare
          Fac.......................................        5.750   06/01/27        4,172,600
 3,280    Courtland, AL Indl Dev Brd Environmental
          Impt Rev Intl Paper Co Proj Ser A Rfdg
          (AMT).....................................        5.800   05/01/22        3,493,462
 7,000    Courtland, AL Indl Dev Brd Environmental
          Impt Rev Intl Paper Co Proj Ser B (AMT)...        6.250   08/01/25        7,577,780
 1,235    Courtland, AL Indl Dev Brd Solid Waste
          Disp Champion Intl Corp Proj Rfdg (AMT)...        6.000   08/01/29        1,281,214
 2,460    Huntsville Carlton Cove, AL Carlton Cove
          Inc Proj Ser A (a)........................        8.000   11/15/19        1,488,718
 5,000    Huntsville Carlton Cove, AL Carlton Cove
          Inc Proj Ser A............................        8.125   11/15/31        3,014,900
 4,000    Huntsville Redstone Vlg, AL Spl Care Fac
          Fin Auth Ser A............................        8.125   12/01/26        3,572,960
 7,500    Huntsville Redstone Vlg, AL Spl Care Fac
          Fin Auth Ser A............................        8.250   12/01/32        6,683,100
 1,250    Phenix Cnty, AL Environmental Impt Rev
          Rfdg (AMT)................................        6.350   05/15/35        1,355,100
10,000    University AL Gen Rev Drivers Ser 529
          (Inverse Fltg) (Acquired 10/05/04, Cost
          $10,301,478) (MBIA Insd) (a) (b) (c)......        6.716   07/01/12       11,236,100
                                                                               --------------
                                                                                   61,236,132
                                                                               --------------
          ALASKA  0.3%
   830    Alaska Indl Dev & Expt Auth Upper Lynn
          Canal Regl Pwr (AMT)......................        5.800   01/01/18          765,775
 3,545    Alaska Indl Dev & Expt Auth Upper Lynn
          Canal Regl Pwr (AMT)......................        5.875   01/01/32        3,091,382
 2,000    Alaska Indl Dev & Expt Auth Williams Lynks
          AK Cargoport (AMT) (Acquired 05/17/01,
          Cost $2,000,000) (c)......................        8.125   05/01/31        2,108,580
 7,900    Juneau, AK City & Boro Nonrecourse Saint
          Ann's Care Ctr Proj.......................        6.875   12/01/25        7,256,150
                                                                               --------------
                                                                                   13,221,887
                                                                               --------------

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ARIZONA  3.1%
$1,415    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network..............................        6.375%  12/01/37   $    1,572,872
 5,000    Arizona Hlth Fac Auth Rev Terraces Proj
          Ser A.....................................        7.500   11/15/23        5,195,700
 9,000    Arizona Hlth Fac Auth Rev Terraces Proj
          Ser A.....................................        7.750   11/15/33        9,293,490
 6,850    Casa Grande, AZ Indl Dev Auth Hosp Rev
          Casa Grande Regl Med Ctr Ser A Rfdg.......        7.250   12/01/19        7,307,306
 3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev
          Casa Grande Regl Med Ctr Ser A Rfdg.......        7.125   12/01/24        3,120,720
 6,750    Casa Grande, AZ Indl Dev Auth Hosp Rev
          Casa Grande Regl Med Ctr Ser A Rfdg.......        7.625   12/01/29        7,180,852
 1,045    Casa Grande, AZ Indl Dev Auth Hosp Rev
          Casa Grande Regl Med Ctr Ser A Rfdg.......        8.250   12/01/15          884,478
 2,950    Cochise Cnty, AZ Indl Dev Auth Sierra
          Vista Regl Hlth Ctr Proj..................        7.750   12/01/30        3,290,371
 1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev
          Tucson Elec Pwr Navajo Ser A (AMT)........        7.125   10/01/32        1,559,886
 6,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Proj......................        7.500   03/01/35        6,476,880
 1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Proj......................        6.300   09/01/38          982,800
 7,465    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Ser A.....................        6.200   09/01/28        7,375,420
 5,500    Maricopa Cnty, AZ Indl Dev Auth
          Multi-Family Hsg Rev Natl Hlth Fac II Proj
          Ser B (Acquired 01/05/98, Cost $5,500,000)
          (c).......................................        6.625   07/01/33        3,941,135
 2,830    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A.......................        7.750   04/01/15        2,943,653
11,745    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A.......................        7.875   04/01/27       12,123,306
 4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec
          Ser A Rfdg................................        6.375   08/01/15        4,022,880
 5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg...........................        6.375   08/15/29        5,259,020
 3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg...........................        6.500   08/15/31        3,558,380
   800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
          America West Airl Inc Proj (AMT)..........        6.250   06/01/19          648,368
 2,905    Pima Cnty, AZ Indl Dev Auth Ed Rev
          Excalibur Charter Sch Proj................        7.750   08/01/33        2,949,388
 2,750    Pima Cnty, AZ Indl Dev Auth Ed Rev Horizon
          Cmnty Learning Ctr Rfdg...................        5.250   06/01/35        2,796,337
 3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev
          Milestones Charter Sch Dist (a)...........        7.500   11/01/33        3,088,873

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ARIZONA (CONTINUED)
$1,000    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
          Milestones Charter Sch Proj...............        6.750%  11/01/33   $    1,014,630
 4,345    Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
          Heights Charter Sch (a)...................        7.500   08/01/33        4,412,174
 3,500    Pima Cnty, AZ Indl Dev Auth Fac Skyline
          Tech High Sch Proj........................        7.500   02/01/34        3,555,930
 6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada
          at Park Ctr Ser A.........................        7.000   05/15/27        7,017,705
   905    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
          Dist Assmt Rev............................        6.500   12/01/12          935,372
 1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Rfdg (Prerefunded @
          06/01/05).................................        8.000   06/01/11        1,055,700
 2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Ser A Rfdg (Prerefunded @
          06/01/05).................................        8.250   06/01/15        2,040,000
 1,000    Sundance Cmnty Fac Dist AZ................        6.250   07/15/29        1,044,040
 3,801    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
          Assmt Rev No 2............................        7.125   07/01/27        4,149,476
 1,025    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
          Assmt Rev No 3............................        6.500   07/01/29        1,076,896
 3,235    Tucson, AZ Multi-Family Rev Hsg Catalina
          Asstd Living Ser A (AMT)..................        6.500   07/01/31        2,993,798
 7,600    Verrado Cmnty Fac Dist No 1 AZ............        6.500   07/15/27        8,425,056
 4,000    Vistancia Cmnty Fac Dist AZ...............        6.750   07/15/22        4,352,400
 4,000    Yavapai Cnty, AZ Indl Dev Auth Hosp Fac
          Rev Yavapai Regl Med Ctr Ser A............        6.000   08/01/33        4,339,120
                                                                               --------------
                                                                                  141,984,412
                                                                               --------------
          ARKANSAS  0.0%
 2,825    Jackson Cnty, AR Hlthcare Fac Brd First
          Mtg Hosp Rev Newport Hosp & Clinic Inc....        7.375   11/01/11        2,024,960
                                                                               --------------

          CALIFORNIA  7.0%
 1,035    Abag Fin Auth For Nonprofit Corps CA Ctf
          Part......................................        6.375   11/15/15        1,104,190
 3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
          Part......................................        6.375   11/15/28        3,652,591
 1,000    Abag Fin Auth Nonprofit Corp CA American
          Baptist Homes Ser A Rfdg..................        5.850   10/01/27        1,011,820
 3,200    Abag Fin Auth Nonprofit Corp CA American
          Baptist Homes Ser A Rfdg..................        6.200   10/01/27        3,283,904
 4,165    Agua Mansa, CA Indl Growth Assn Spl Tax
          Cmnty Fac Dist No 2002-1 (LOC: American
          Express Co.)..............................        6.500   09/01/33        4,377,082
 5,000    Beaumont, CA Fin Auth Loc Agy Rev Ser A...        7.000   09/01/33        5,525,500
 1,875    Beaumont, CA Fin Auth Loc Agy Rev Ser D...        5.800   09/01/35        1,919,175

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$3,000    Blythe, CA Redev Agy Proj.................        5.750%  05/01/34   $    3,041,700
 1,500    Brentwood, CA Infrastructure CIFP
          2004-1....................................        5.875   09/02/34        1,545,210
 1,210    California Ed Fac Auth Rev Pacific
          Graduate Sch of Psych (a).................        7.600   11/01/21        1,331,000
 2,080    California Ed Fac Auth Rev Pacific
          Graduate Sch of Psych (Acquired 06/07/96,
          Cost $2,080,000) (a) (c)..................        8.000   11/01/21        2,183,501
10,450    California Hlth Fac Fin Auth Rev Hlth Fac
          Adventist Hlth Sys Ser A..................        5.000   03/01/33       10,661,090
 2,570    California St.............................        5.250   09/01/26        2,762,159
10,000    California St.............................        5.125   02/01/27       10,594,800
10,000    California St.............................        5.000   06/01/28       10,521,300
 5,000    California St.............................        5.250   02/01/29        5,366,900
 5,000    California St.............................        5.000   02/01/33        5,198,450
 5,000    California St Drivers Ser 519 (Inverse
          Fltg) (Acquired 09/22/04, Cost $5,214,564)
          (MBIA Insd) (a) (b) (c)...................        6.726   02/01/31        5,509,150
 5,000    California St Vets (AMT)..................        5.050   12/01/36        5,167,000
 2,870    California Statewide Cmnty Dev Auth Multi-
          Family Rev Hsg Heritage Pointe Sr Apt Ser
          QQ (AMT) (Acquired 02/19/02, Cost
          $2,862,825) (c)...........................        7.500   10/01/26        2,817,221
 4,000    California Statewide Cmnty Dev Auth Rev
          Elder Care Alliance Ser A.................        8.000   11/15/22        4,158,200
 2,000    California Statewide Cmnty Dev Auth Rev
          Notre Dame De Namur Univ..................        6.500   10/01/23        2,073,240
 2,500    California Statewide Cmnty Dev Auth Rev
          Notre Dame De Namur Univ..................        6.625   10/01/33        2,591,900
 5,000    California Statewide Cmnty Dev Auth Rev
          San Francisco Art Institute (Acquired
          07/05/02, Cost $5,000,000) (c)............        7.375   04/01/32        5,052,500
 5,500    California Statewide Cmnty Dev Auth Rev
          Thomas Jefferson Sch of Law...............        7.750   10/01/31        6,113,250
 3,220    California Statewide Cmnty Hosp Napa Vly
          Proj Ser A................................        7.000   01/01/34        3,322,267
 2,000    California Statewide Cmnty Insd Hlth Fac
          LA Jewish Home (CA MTG Insd)..............        5.500   11/15/33        2,163,440
 1,360    Chino, CA Fac Dist No 3 Impt Area 1.......        5.750   09/01/34        1,387,717
 2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
          (AMT) (Acquired 06/08/99, Cost $2,850,000)
          (c).......................................        6.750   12/01/30        2,939,775
 1,500    Corona Norco, CA Uni Sch D Ser A..........        5.700   09/01/29        1,546,245
 1,925    Fontana, CA Spl Tax Cmnty Fac Dist No 11
          Ser B.....................................        6.500   09/01/28        2,033,069
 3,695    Fontana, CA Spl Tax Cmnty Fac Dist No 22
          Sierra....................................        5.850   09/01/25        3,788,779

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$3,000    Fontana, CA Spl Tax Cmnty Fac Dist No 22
          Sierra....................................        6.000%  09/01/34   $    3,104,010
15,685    Golden St Securitization Ser A-1..........        6.750   06/01/39       17,136,333
 2,250    Golden St Securitization Corp CA TOB
          Settlement Rev Ser 2003 A-1...............        6.625   06/01/40        2,432,452
 1,000    Imperial Beach, CA Pub Palm Ave Coml Redev
          Proj Ser A................................        5.850   06/01/28        1,019,090
 3,000    Imperial Beach, CA Pub Palm Ave Coml Redev
          Proj Ser A................................        6.000   06/01/33        3,139,080
   900    Indio, CA Pub Fin Auth Rev Tax Increment
          (Prerefunded @ 08/15/06)..................        6.500   08/15/27          941,868
 1,500    Indio, CA Redev Agy Tax Alloc Sub Merged
          Proj Area Ser B...........................        6.375   08/15/33        1,574,325
 1,000    Indio, CA Redev Agy Tax Alloc Sub Merged
          Proj Area Ser B...........................        6.500   08/15/34        1,059,150
 1,000    Irvine, CA Impt Bd Act 1915 Assmt Dist No
          00 18 Grp 4...............................        5.375   09/02/26        1,030,040
 1,500    Irvine, CA Impt Bd Act 1915 Assmt Dist No
          03 19 Grp 2...............................        5.500   09/02/29        1,545,360
 4,000    Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac
          Dist No 4 Ser A...........................        5.700   09/01/34        4,123,560
 3,500    La Verne, CA Ctf Part Brethren Hillcrest
          Homes Ser B...............................        6.625   02/15/25        3,884,790
 2,345    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
          Ser F.....................................        7.100   09/01/20        2,549,695
 2,500    Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
          Ser 1.....................................        6.000   09/01/34        2,613,650
 1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No
          3 Cascades Business Pk....................        6.400   09/01/22        1,055,300
 5,500    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Fac Sublease Contl Airl (AMT).........        9.250   08/01/24        5,582,280
 3,250    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Fac Sublease LA Intl Ser A-1 Rfdg.....        7.125   12/01/24        3,354,000
 3,000    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C (AMT)...........................        7.000   12/01/12        3,040,950
31,700    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C (AMT)...........................        7.500   12/01/24       33,216,211
 9,000    Los Angeles, CA Rites PA 1270 (Inverse
          Fltg) (Acquired 08/09/04, Cost
          $10,247,756) (MBIA Insd) (a) (b) (c)......        6.306   03/01/12       10,854,990
 6,750    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A (AMT)..............        7.375   09/01/27        6,922,125
 1,000    Moreno Valley, CA Spl Tax Towngate Cmnty
          Fac Dist 87-1.............................        7.125   10/01/23        1,008,570
 2,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
          Impt Area Ser B...........................        6.000   09/01/34        2,121,400

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$3,645    Norco, CA Spl Tax Cmnty Fac Dist No
          01-1......................................        6.750%  09/01/22   $    4,124,828
 1,000    Oakley, CA Pub Fin Auth Rev...............        6.000   09/02/28        1,030,240
 1,000    Oakley, CA Pub Fin Auth Rev...............        6.000   09/02/34        1,030,190
 2,000    Orange Cnty, CA Cmnty Fac Tax 04 Ladera
          Ranch Ser A...............................        5.000   08/15/25        2,019,300
 4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
          Ser A.....................................        6.375   09/01/32        4,331,840
 2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
          D.........................................        7.875   09/01/25        2,051,260
 2,760    Reedley, CA Ctf Part......................        7.500   10/01/26        2,844,898
 1,845    Riverside, CA Uni Sch Dist Tax Cmnty Fac
          Dist 15 Impt Area 1.......................        5.600   09/01/34        1,882,859
 1,600    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A (Prerefunded @ 09/01/05).......        6.700   09/01/17        1,646,688
 1,990    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A (Prerefunded @ 09/01/05).......        6.750   09/01/27        2,045,481
 2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9
          Bailey Hwy 101............................        6.600   09/01/27        2,063,960
 2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9
          Bailey Hwy 101............................        6.650   09/01/32        2,714,449
 6,120    San Jose, CA Multi-Family Hsg Rev Helzer
          Courts Apt Ser A (AMT)....................        6.400   12/01/41        5,560,204
 1,000    San Marcos, CA Pub Fac Auth Ser A.........        5.650   09/01/36        1,016,840
10,000    San Marcos, CA Pub Fac Auth Ser B.........        6.200   09/01/35       10,423,400
 1,505    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
          Plaza II Rfdg (Acquired 07/28/98, Cost
          $1,505,000) (c)...........................        6.000   09/01/12        1,557,419
 1,000    Snowline, CA Jt Uni Sch Dist No 2002 1 Ser
          A.........................................        5.400   09/01/34        1,028,130
 7,000    Southern CA Logistics Arpt Auth Proj......        6.250   12/01/33        7,433,160
 1,665    Torrance, CA Hosp Rev Torrance Memorial
          Med Ctr Ser A.............................        5.500   06/01/31        1,772,126
 1,600    Turlock, CA Hlth Fac Rev Ctf Part Emanuel
          Med Ctr Inc...............................        5.375   10/15/34        1,670,896
 1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
          Impt 1 A..................................        5.900   09/01/24        1,063,270
 1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
          Impt 1 A..................................        6.000   09/01/34        1,583,130
 7,115    Val Verde, CA Uni Sch Dist Fin Auth Spl
          Tax Rev Jr Lien Rfdg......................        6.250   10/01/28        7,568,225
 2,000    Vallejo, CA Ctf Part Touro Univ...........        7.250   06/01/16        2,167,980
 3,870    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
          Impt Dist Ser A...........................        5.800   09/01/31        4,014,003
 4,000    Woodland, CA Spl Tax Cmnty Fac Dist 1
          Spring Lake...............................        6.250   09/01/34        4,085,440

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,060    Yuba City, CA Redev Agy Tax Hsg Set Aside
          Ser B (a).................................        6.000%  09/01/31   $    1,109,258
 1,880    Yuba City, CA Redev Agy Tax Hsg Set Aside
          Ser B (a).................................        6.000   09/01/39        1,952,079
                                                                               --------------
                                                                                  319,844,907
                                                                               --------------
          COLORADO  3.1%
 2,175    Antelope Heights Met Dist CO..............        8.000   12/01/23        2,200,186
 1,620    Arvada, CO Multi-Family Rev Hsg Arvada
          Nightingale Proj Rfdg (AMT) (Acquired
          04/16/99, Cost $1,620,000) (c)............        6.250   12/01/18        1,489,169
 1,060    Beacon Pt Met Dist CO Ser A...............        6.125   12/01/25        1,060,816
 1,005    Beacon Pt Met Dist CO Ser A...............        6.250   12/01/35        1,003,643
 1,845    Bradburn Met Dist No 3 CO.................        7.500   12/01/33        1,989,168
 1,895    Briargate Ctr Business Impt Dist CO Ser
          A.........................................        7.450   12/01/32        1,924,827
 2,410    Briargate Ctr Business Impt Dist CO Spl
          Assmt Rev Impt Dist No 02-1 Ser B.........        7.400   12/01/27        2,553,997
 4,000    Bromley Pk Met Dist CO No 2...............        8.050   12/01/32        4,106,800
 2,000    Bromley Pk Met Dist CO No 2 Ser B.........        8.050   12/01/32        2,053,400
 4,790    Broomfield Vlg Met Dist No 2 CO Impt
          Rfdg......................................        6.250   12/01/32        4,815,531
 4,835    Colorado Ed & Cultural Fac Auth Rev
          Charter Sch Frontier Academy..............        7.375   06/01/31        5,023,033
 2,500    Colorado Ed & Cultural Fac Auth Rev
          Charter Sch Platte Academy Ser A
          (Prerefunded @ 03/01/10)..................        7.250   03/01/32        2,957,000
 1,005    Colorado Ed & Cultural Fac Auth Rev Denver
          Academy Ser A Rfdg........................        7.000   11/01/23        1,084,003
   810    Colorado Ed & Cultural Fac Auth Rev Denver
          Academy Ser A Rfdg........................        7.125   11/01/28          872,524
 2,165    Colorado Ed & Cultural Fac Montessori Sch
          of Denver Proj............................        7.500   06/01/22        2,316,030
 1,100    Colorado Hlth Fac Auth Hlth & Residential
          Care Fac Volunteers of Amer Ser A.........        6.000   07/01/29        1,106,050
 1,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A................................        6.250   08/15/13          943,540
 5,500    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A................................        6.375   08/15/24        4,834,335
 1,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser B................................        7.500   08/15/27          997,950
 1,590    Colorado Hlth Fac Auth Rev Christian
          Living Campus Ser A.......................        6.850   01/01/15        1,646,397
 3,000    Colorado Hlth Fac Auth Rev Christian
          Living Campus Ser A.......................        6.750   01/01/30        3,028,350
 1,000    Colorado Hlth Fac Auth Rev Evangelical
          Lutheran Ser A............................        5.250   06/01/34        1,045,510
 4,250    Colorado Hlth Fac Auth Rev Impt Volunteers
          Ser A Rfdg................................        5.875   07/01/28        4,256,205

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$  715    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Ter Ser A...........................        6.800%  07/01/09   $      743,564
 3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Ter Ser A (a).......................        7.250   07/01/22        3,364,692
   405    Colorado Hsg Fin Auth Single Family Pgm Sr
          B2 (AMT)..................................        6.800   04/01/30          427,060
 3,000    Cottonwood Wtr & Santn Dist CO Ser A
          Rfdg......................................        7.750   12/01/20        3,136,860
 2,750    Denver, CO Hlth & Hosp Auth Ser A Rfdg....        6.250   12/01/33        3,041,417
 1,600    Eagle Cnty, CO Air Term Corp Rev Arpt Term
          Proj (AMT)................................        7.500   05/01/21        1,644,064
 1,545    Eagle Cnty, CO Air Term Corp Ser A
          (AMT).....................................        7.000   05/01/21        1,635,738
 1,455    Eagle Cnty, CO Air Term Corp Ser A
          (AMT).....................................        7.125   05/01/31        1,541,951
 2,930    Eagle Riverview Affordable Hsg Corp CO
          Multi-Family Rev Ser A (a)................        6.300   07/01/29        3,063,168
 1,735    Eaglebend, CO Affordable Hsg Corp Multi-
          Family Rev Hsg Proj Ser A.................        6.400   07/01/17        1,742,582
 1,500    Eaglebend, CO Affordable Hsg Corp Multi-
          Family Rev Hsg Proj Ser A.................        6.450   07/01/21        1,496,175
 3,000    Elk Valley, CO Pub Impt Pub Impt Fee Ser
          A.........................................        7.350   09/01/31        3,218,310
 5,300    Fronterra Vlg Met Dist CO (a).............        8.050   12/01/31        5,373,034
 1,150    High Plains Met Dist CO Ser A.............        6.125   12/01/25        1,160,637
 1,750    High Plains Met Dist CO Ser A.............        6.250   12/01/35        1,765,015
 4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
          Resort Proj Ser A Rfdg....................        6.875   02/01/12        4,570,245
 3,935    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A (AMT) (d)......................        7.000   10/01/18        3,353,289
   500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser B (a) (d)........................        6.125   10/01/08          425,720
 6,840    Lake Creek Affordable Hsg Corp Hsg Proj
          Ser A Rfdg................................        6.250   12/01/23        6,369,203
 6,200    Montrose Cnty, CO Hlthcare Fac Rev
          Homestead at Montrose Ser A...............        7.000   02/01/38        6,352,458
 4,185    Montrose, CO Mem Hosp Brd.................        6.000   12/01/28        4,413,417
 3,000    Montrose, CO Mem Hosp Brd.................        6.000   12/01/33        3,136,710
 1,000    Neu Towne Met Dist CO.....................        7.250   12/01/34        1,060,910
 2,750    North Range Met Dist No 1 CO (Acquired
          12/07/01, Cost $2,670,361) (c)............        7.250   12/15/31        2,790,425
 6,905    Rampart Range Met Dist No 1 CO Rev Rampart
          Range Met Dist No 2 Proj..................        7.750   12/01/26        7,206,472
 1,995    Rendezvous Residential Met Dist Co........        8.000   12/01/21        2,085,513
 1,000    Serenity Ridge Met Dist No 2..............        7.500   12/01/34        1,078,510
    56    Skyland Metro Dist CO Gunnison Cnty
          Rfdg......................................        6.750   12/01/22           58,168
   750    Snowmass Village, CO Multi-Family Hsg Rev
          Ser A Rfdg................................        8.000   09/01/14          750,292
 2,000    Southlands, CO Med Dist Met Dist No 1.....        7.125   12/01/34        2,206,240
   637    Tallyns Reach Met Dist No 2...............        6.375   12/01/23          649,543

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$  925    Tallyns Reach Met Dist No 3...............        6.625%  12/01/23   $      958,392
 1,000    Tallyns Reach Met Dist No 3...............        6.750   12/01/33        1,023,660
 4,900    Vista Ridge Met Dist CO...................        7.500   12/01/31        5,062,680
                                                                               --------------
                                                                                  140,214,578
                                                                               --------------
          CONNECTICUT  0.6%
 3,405    Connecticut St Dev Auth First Mtg Gross
          Rev Hlthcare Proj The Elm Pk Baptist Inc
          Proj......................................        5.850   12/01/33        3,643,078
 1,500    Connecticut St Dev Auth Indl Afco Cargo
          Bdl LLC Proj (AMT)........................        8.000   04/01/30        1,598,895
   500    Connecticut St Dev Auth Mystic Marinelife
          Aquar Proj Ser A..........................        7.000   12/01/27          512,650
 3,660    Connecticut St Hlth & Ed Fac Auth Rev
          Saint Mary's Hosp Issue Ser E.............        5.875   07/01/22        3,539,257
 3,000    Connecticut St Hlth & Ed Fac Auth Rev
          Windham Cmnty Mem Hosp Ser C..............        6.000   07/01/20        2,834,940
 1,585    Greenwich, CT Hsg Auth Multi-Family Rev
          Hsg Greenwich Close Ser B.................        7.500   09/01/27        1,584,921
 1,190    Manchester, CT Redev Agy Multi-Family Mtg
          Rev Bennet Hsg Dev Rfdg (Acquired
          09/05/96, Cost $1,103,216) (a) (c)........        7.200   12/01/18        1,187,465
 6,500    Mohegan Tribe Indians, CT Pub Impt
          Priority Dist (Acquired 11/03/04, Cost
          $6,348,138) (c)...........................        5.250   01/01/33        6,576,245
 2,620    New Britain, CT Hsg Auth Multi-Family Rev
          Hsg Franklin Square Manor Proj (AMT)
          (a).......................................        7.000   07/01/21        2,588,717
 1,010    New Haven, CT Indl Fac Rev Adj Govt Ctr
          Thermal Energies (AMT)....................        7.250   07/01/09        1,010,677
                                                                               --------------
                                                                                   25,076,845
                                                                               --------------
          DELAWARE  0.1%
 4,135    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj (AMT)..........        6.250   06/01/28        3,550,476
                                                                               --------------

          DISTRICT OF COLUMBIA  0.1%
 1,545    District of Columbia Rev Methodist Home
          Issue.....................................        6.000   01/01/29        1,471,999
 2,060    Metropolitan Wash DC Arpts Auth Sys
          Drivers Ser 404 (Inverse Fltg) (AMT)
          (Acquired 03/10/04, Cost $2,496,040) (FGIC
          Insd) (a) (b) (c).........................       10.583   10/01/11        2,467,839
                                                                               --------------
                                                                                    3,939,838
                                                                               --------------
          FLORIDA  11.2%
 1,800    Anthem Pk Cmnty Dev Dist FL Cap...........        5.800   05/01/36        1,829,628
10,300    Beacon Lakes, FL Cmnty Dev Ser A..........        6.900   05/01/35       10,921,296
 1,000    Bellalago Ed Fac Benefits Dev Ser B.......        5.800   05/01/34        1,032,320
 2,000    Bluewaters Cmnty Dev Dist of FL...........        6.000   05/01/35        2,041,060

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  792    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser A.................................        7.500%  05/01/19   $      801,338
   310    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser B.................................        6.750   05/01/07          311,987
 3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
          Lien Banyan Place Sr Living Ser A.........        7.150   04/01/31        3,001,800
   910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
          Lien Banyan Place Sr Living Ser B (a).....        8.700   10/01/32          923,832
 3,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
          Assmt.....................................        7.375   05/01/34        3,223,140
 5,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
          Assmt.....................................        7.500   05/01/34        5,406,700
 1,500    Brighton Lakes Cmnty Dev Dist Ser A.......        6.125   05/01/35        1,564,440
 3,500    Capital Tr Agy FL Rev Ft Lauderdale Proj
          (AMT).....................................        5.750   01/01/32        3,538,325
 2,500    Capital Tr Agy FL Rev Sub Orlando Proj
          (AMT).....................................        6.750   01/01/32        2,524,375
 3,880    Championsgate Cmnty Dev Dist Ser A........        6.250   05/01/20        3,927,763
 2,465    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
          Hosp Rfdg.................................        6.250   08/15/23        2,732,181
 2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
          Hosp Rfdg.................................        6.375   08/15/32        2,761,575
 1,500    City Ctr Cmnty Dev Dist FL Spl Assmt Rev
          Ser A.....................................        6.125   05/01/36        1,508,205
 2,000    Connerton West Cmnty Dev FL Ser A.........        5.950   05/01/36        2,024,380
 2,400    Culter Cay, FL Cmnty Dev Dist.............        6.300   05/01/34        2,486,640
 2,970    Double Branch Cmnty Dev Dist FL Spl Assmt
          Ser A.....................................        6.700   05/01/34        3,206,085
 9,250    Escambia Cnty, FL Environmental Impt Rev
          Ser A (AMT)...............................        5.750   11/01/27        9,653,670
10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl
          Assmt Rev Ser A (Acquired 05/28/03, Cost
          $9,965,746) (c)...........................        6.375   05/01/35       10,657,200
 3,580    Fishhawk Cmnty Dev Dist of FL Spl Assmt
          Rev (Prerefunded @ 05/01/06)..............        7.625   05/01/18        3,785,922
 2,000    Fleming Is Plantation Cmnty Ser B.........        7.375   05/01/31        2,161,380
 4,500    Florida Hsg Fin Corp Multi-Family Hsg
          Whistlers Cove Apt Proj (AMT).............        6.500   01/01/39        3,705,345
 7,960    Florida Hsg Fin Corp Multi-Family Rev Mtg
          Cutler Glen & Meadows Ser U...............        6.500   10/01/33        8,027,580
 4,825    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apt Ser C (AMT)...........................        6.610   07/01/38        4,586,355
 9,290    Florida Hsg Fin Corp Rev Hsg Cypress Trace
          Apt Ser G (AMT)...........................        6.600   07/01/38        8,943,855
11,720    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
          Ser U-1 (AMT) (a).........................        6.450   01/01/39       11,614,051

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$5,875    Florida Hsg Fin Corp Rev Hsg Westchase Apt
          Ser B (AMT)...............................        6.610%  07/01/38   $    5,124,645
 2,000    Greyhawk Landing Cmnty Dev Dist FL Spl
          Assmt Rev Ser A...........................        7.000   05/01/33        2,182,480
   235    Heritage Harbor Cmnty Dev Dist FL Rev
          Rec.......................................        7.750   05/01/23          221,055
   850    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A...............................        6.700   05/01/19          874,386
 3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
          Convales Ctr Ser A Rfdg...................        8.250   12/01/14        3,003,120
11,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D..................        5.375   11/15/35       12,138,825
 1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
          Cove Apt Proj Ser A (AMT).................        7.375   07/01/40        1,499,865
 3,180    Hillsborough Cnty, FL Indl Dev Auth Hosp
          Rev Tampa Gen Hosp Proj Ser A Rfdg........        5.250   10/01/24        3,349,653
 5,200    Hillsborough Cnty, FL Indl Dev Auth Hosp
          Rev Tampa Gen Hosp Proj Ser B.............        5.250   10/01/34        5,421,572
 8,450    Hillsborough Cnty, FL Indl Dev Auth
          Pollutn Ctl Rev Tampa Elec Co Proj........        5.500   10/01/23        8,763,833
 1,500    Homestead, FL Indl Dev Rev Brookwood
          Gardens Ctr Proj Ser A Rfdg...............        8.250   12/01/14        1,501,800
 1,820    Islands at Doral FL.......................        6.375   05/01/35        1,972,188
 3,000    Islands at Doral III Cmnty Ser 2004 A.....        5.900   05/01/35        3,100,320
 2,000    Jea, FL Elec Sys Rev Ser 3 Ser A
          (Prerefunded @ 10/01/07)..................        5.375   10/01/32        2,111,520
10,000    Jea, FL Wtr & Swr Sys Rev Drivers Ser 805
          (Inverse Fltg) (Acquired 03/22/05, Cost
          $9,779,566) (MBIA Insd) (b) (c)...........        6.221   10/01/12       10,430,000
 2,490    Kendall Breeze Cmnty Dev Dist (a).........        6.700   11/01/23        2,727,496
 3,190    Kendall Breeze Cmnty Dev Dist (a).........        6.625   11/01/33        3,469,508
 1,445    Keys Cove Cmnty Dev Dist FL...............        5.875   05/01/35        1,466,675
 1,010    Lake Bernadette, FL Cmnty Dev Dist Spl
          Assmt Rev Ser A...........................        8.000   05/01/17        1,032,149
 8,895    Largo, FL Sun Coast Hlth Sys Rev Hosp
          Rfdg......................................        6.300   03/01/20        8,776,430
   330    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg.....................        8.125   12/01/07          332,201
 3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
          Rev Cypress Cove Hlthpk Ser A.............        6.375   10/01/25        3,209,157
 6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
          Rev Cypress Cove Hlthpk Ser A.............        6.750   10/01/32        6,203,700
 5,955    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg.................        6.750   09/01/28        6,083,568
 2,910    Marshall Creek Cmnty Dev Dist FL Spl Assmt
          Ser A (Acquired 06/12/00, Cost $3,012,113)
          (c).......................................        7.650   05/01/32        3,185,955
   105    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr FL Proj.....................        5.375   11/15/18          105,915

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$3,605    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr FL Proj.....................        5.375%  11/15/28   $    3,622,628
 5,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr FL Proj (Acquired 04/26/04,
          Cost $4,823,445) (c)......................        6.750   11/15/29        5,615,050
 2,880    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A.......................        6.125   11/15/11        3,085,315
 1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A.......................        6.700   11/15/19        1,098,430
 3,465    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A.......................        6.800   11/15/31        3,836,240
10,000    Miami Dade Cnty FL Aviation Miami Intl
          Airport Hub Ser B (FGIC Insd).............        5.000   10/01/37       10,517,200
12,500    Miami Dade Cnty, FL Sch Brd Drivers Ser
          534 (Inverse Fltg) (Acquired 10/06/04,
          Cost $12,953,111) (FGIC Insd) (a) (b)
          (c).......................................        6.716   08/01/11       13,842,750
 3,480    Midtown Miami, FL Cmnty Dev Dist Pkg
          Garage Proj Ser A.........................        6.250   05/01/37        3,688,208
 6,520    Midtown Miami, FL Cmnty Dev Ser B.........        6.500   05/01/37        6,952,993
 5,360    Miromar Lakes Cmnty Dev Dist Ser B Rfdg...        7.250   05/01/12        5,695,482
 3,000    Mount Dora, FL Hlth Fac Auth Waterman Vlg
          Proj Ser A Rfdg (a).......................        6.750   08/15/25        3,000,690
 1,575    Mount Dora, FL Hlth Fac Auth Waterman Vlg
          Proj Ser A Rfdg...........................        5.250   08/15/13        1,553,627
 3,000    Mount Dora, FL Hlth Fac Auth Waterman Vlg
          Proj Ser A Rfdg...........................        5.750   08/15/18        3,007,470
 3,000    North Broward, FL Hosp Dist Rev Impt......        6.000   01/15/31        3,234,450
 1,453    North Springs, FL Impt Dist Spl Assmt
          Rev.......................................        7.000   05/01/19        1,505,148
 2,405    Northern Palm Beach Cnty Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 16 Rfdg............        7.500   08/01/24        2,574,023
 2,500    Northern Palm Beach Cnty Impt Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 16.............        7.000   08/01/32        2,647,825
 4,475    Northern Palm Beach Cnty Impt Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 2A.............        6.400   08/01/33        4,644,781
 1,500    Northern Palm Beach Cnty Impt Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 43.............        6.125   08/01/31        1,544,490
    75    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg (Escrowed to
          Maturity).................................        8.125   07/01/06           77,504
 2,035    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg (Prerefunded
          @ 07/01/06)...............................        8.400   07/01/14        2,203,030
 3,325    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg (Prerefunded
          @ 07/01/06)...............................        8.625   07/01/20        3,599,612

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$5,000    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg (Prerefunded
          @ 07/01/06)...............................        8.750%  07/01/26   $    5,413,000
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys........................        6.375   11/15/20        1,113,790
 2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys........................        6.500   11/15/30        2,211,940
 4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Regl Hlthcare Sys Ser E...................        6.000   10/01/26        4,268,960
   755    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care....................        6.500   04/01/12          762,927
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care....................        6.600   04/01/24        1,970,140
 2,185    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
          Trace Apt Proj Ser C......................        7.375   04/01/28        2,329,909
 4,220    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Governors Manor Apt F-4...........        7.250   10/01/31        4,249,118
   860    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Lake Davis Apt Proj F-1...........        7.250   10/01/31          865,934
   220    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Lake Jennie Phase I Proj F-2
          (a).......................................        7.250   10/01/31          221,518
   860    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Lake Jennie Phase II Proj F-3.....        7.250   10/01/31          865,934
   350    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Hsg Mellonville Trace Apt F-5 (a).....        7.250   10/01/31          352,415
 2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A (Acquired
          06/19/95, 11/24/99, 03/31/00, Cost
          $2,550,979) (c)...........................        7.000   10/01/25        2,711,208
 1,910    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A (Acquired
          06/19/95, Cost $2,531,780) (a) (c)........        7.000   10/01/15        2,063,698
 2,445    Overoaks, FL Cmnty Dev Dist Cap Impt
          Rev.......................................        8.250   05/01/17        2,556,370
 1,000    Overoaks, FL Cmnty Dev Dist Ser A.........        6.125   05/01/35        1,019,280
10,000    Palm Beach Cnty, FL Hsg Fin Auth
          Multi-Family Hsg Lake Delray Apt Proj Ser
          A (AMT)...................................        6.400   01/01/31       10,058,600
 1,900    Parklands Lee Cmnty Dev Dist Ser A........        5.800   05/01/35        1,944,156
 4,035    Parklands West Cmnty Dev Dist Spl Assmt
          Ser A.....................................        6.900   05/01/32        4,344,969
    95    Parklands West Cmnty Dev Dist Spl Assmt
          Ser B.....................................        6.000   05/01/06           95,258
 1,315    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
          (a).......................................        6.700   11/01/23        1,382,499
 1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
          (a).......................................        6.750   11/01/33        1,813,362
 4,925    Pier Park, FL Cmnty Dev Dist Ser 1........        7.150   05/01/34        5,221,780

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$2,810    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
          Rev.......................................        7.250%  05/01/33   $    2,975,087
 2,500    Pine Is Cmnty Dev Dist FL.................        5.750   05/01/35        2,559,675
 7,905    Pinellas Cnty, FL Ed Fac Auth Clearwtr
          Christian College Ser A Rfdg (Acquired
          09/05/01, Cost $7,648,080) (a) (c)........        7.250   09/01/31        8,095,590
 2,855    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A.........................        8.250   12/01/21        2,990,527
 3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A.........................        8.500   12/01/28        3,665,165
 5,680    Pinellas Cnty, FL Hlth Fac Auth Oaks of
          Clearwtr Proj.............................        6.250   06/01/34        6,003,249
   735    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
          A.........................................        7.250   05/01/19          774,808
 1,925    Poinciana Cmnty Dev Dist FL Ser A.........        7.125   05/01/31        2,039,210
 8,470    Port Saint Lucie, FL Spl Assmt Rev
          Glassman Spl Assmt Dist Ser C (a).........        6.750   07/01/23        8,775,682
 5,000    Reunion West Cmnty Dev Dist...............        6.250   05/01/36        5,213,350
 3,910    Saddlebrook, FL Cmnty Ser A...............        6.900   05/01/33        4,141,394
    65    Saddlebrook, FL Cmnty Ser B...............        6.250   05/01/09           65,888
 2,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj Ser
          A.........................................        8.000   01/01/17        2,167,640
 6,900    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj Ser
          A.........................................        8.000   01/01/30        7,478,358
 1,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A...........        7.100   10/01/16        1,011,940
 4,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A...........        7.100   10/01/26        4,024,560
   210    Santa Rosa Cnty, FL Indl Dev First Mtg
          Sandy Ridge Care Ctr......................       10.500   04/01/16          212,415
 1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys (a).......................        6.700   07/01/25        1,530,000
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Jewish Hsg Council (a)...........        7.375   07/01/16        1,032,050
 1,300    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Manatee Jewish Rfdg..............        7.000   07/01/16        1,326,000
 2,945    Sausalito Bay Cmnty Dev Dist FL Spl Assmt
          (a).......................................        6.200   05/01/35        3,047,692
 1,980    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
          Rev Ser A.................................        6.400   05/01/34        2,076,426
 3,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
          Rev Ser A.................................        5.875   05/01/35        3,033,870
 4,725    South Dade Venture Cmnty Dev..............        6.900   05/01/33        5,219,188
 2,115    South Lake Cnty Hosp Dist FL South Lake
          Hosp Inc..................................        6.375   10/01/28        2,305,773

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$3,000    South Lake Cnty Hosp Dist FL South Lake
          Hosp Inc..................................        6.375%  10/01/34   $    3,255,300
 1,500    Sterling Hill Cmnty Dev Dist FL Cap Impt &
          Rev Ser A.................................        6.200   05/01/35        1,553,370
   920    Stoneybrook West Cmnty Dev Ser A..........        7.000   05/01/32          987,583
   175    Stoneybrook West Cmnty Dev Ser B..........        6.450   05/01/10          179,398
 1,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
          Rev.......................................        6.875   05/01/23        1,090,050
 2,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
          Rev.......................................        6.950   05/01/33        2,147,080
11,875    Tallahassee, FL Hlth Fac Rev Tallahassee
          Mem Hlthcare Proj.........................        6.375   12/01/30       12,856,706
 1,840    Tamarac, FL Indl Dev Rev Sun Belt
          Precision Prods Inc (AMT).................        6.500   08/01/17        1,745,645
 3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
          Ser A.....................................        5.750   07/01/29        3,151,890
 1,500    Town Ctr at Palm Coast Cmnty Dev Dist FL
          Cap Impt Rev..............................        6.000   05/01/36        1,530,195
 1,275    Trails at Monterey Cmnty Dev Dist FL Spl
          Assmt (a).................................        6.500   05/01/23        1,323,348
 1,715    Trails at Monterey Cmnty Dev Dist FL Spl
          Assmt (a).................................        6.750   05/01/33        1,803,322
 1,500    Turnbull Creek Cmnty Dev Dist FL Spl
          Assmt.....................................        5.800   05/01/35        1,525,485
 2,578    University Square Cmnty Dev Dist FL Cap
          Impt Rev (Acquired 10/07/99, Cost
          $3,007,313) (c)...........................        6.750   05/01/20        2,727,472
 4,400    Venetian Isles, FL Ser A..................        6.750   05/01/33        4,814,612
 4,890    Verandah West Cmnty Dev Dist Cap Impt Ser
          B.........................................        6.625   05/01/33        5,169,219
   905    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser A.....................................        7.200   05/01/32          975,137
 1,955    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser A.....................................        6.750   05/01/34        2,099,748
 3,500    Volusia Cnty, FL Ed Fac Auth Ed Fac Embry
          Riddle Aero A.............................        6.125   10/15/26        3,681,335
   965    Waterchase Cmnty Dev Dist FL Ser A........        6.700   05/01/32        1,033,534
 2,900    Waterlefe Cmnty Dev Dist FL...............        8.125   10/01/25        2,927,347
 1,328    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev.......................................        7.500   05/01/17        1,330,261
 1,790    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev.......................................        7.300   05/01/18        1,829,004
 2,000    World Commerce Cmnty Dev Dist Ser A1......        6.250   05/01/22        2,042,080
 4,325    World Commerce Cmnty Dev Dist Ser A1......        6.500   05/01/36        4,479,013
                                                                               --------------
                                                                                  510,597,826
                                                                               --------------

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          GEORGIA  2.7%
$5,250    Americus Sumter Cnty, GA Hosp Auth Rev
          South GA Methodist Ser A Rfdg.............        6.375%  05/15/29   $    5,327,542
 1,445    Athens Clarke Cnty, GA Residential Care
          Fac for the Elderly Auth Rev..............        6.350   10/01/17        1,351,118
 1,720    Athens Clarke Cnty, GA Residential Care
          Fac for the Elderly Auth Rev..............        6.375   10/01/27        1,538,850
20,685    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev Hsg Peachtree Tr Ctf Part
          Ser A (a).................................        4.000   10/01/25       20,690,171
 2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.750   12/01/14        2,198,600
 3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.900   12/01/24        3,291,150
 3,595    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev John Eagan Proj Ser A
          (AMT).....................................        6.750   07/01/30        3,335,729
25,000    Atlanta, GA Wtr & Waste Rev Drivers Ser
          520 (Inverse Fltg) (Acquired 09/28/04,
          Cost $26,615,869) (FSA Insd) (b) (c)......        6.716   05/01/12       27,804,000
 1,000    Brunswick & Glynn Cnty, GA Dev GA Pacific
          Corp Proj Rfdg (AMT)......................        5.550   03/01/26          999,910
 3,500    Chatham Cnty, GA Hosp Auth Rev Hosp Impt
          Mem Hlth Univ Ser A.......................        5.500   01/01/34        3,717,350
   165    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A...............................        7.625   10/01/06          167,124
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A...............................        8.200   10/01/16        1,553,460
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A...............................        8.250   10/01/26        1,554,405
 5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
          Ser A Rfdg (AMT)..........................        6.200   02/01/20        5,679,082
 2,380    De Kalb Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Kings Brdg
          Ser A (a).................................        8.150   07/01/16        2,462,110
 2,500    De Kalb Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Kings Brdg
          Ser A.....................................        8.250   07/01/26        2,587,775
 2,000    Effingham Cnty, GA Dev Auth Solfort James
          Proj (AMT)................................        5.625   07/01/18        2,024,180
 2,250    Effingham Cnty, GA Indl Dev Auth GA
          Pacific Corp Proj Rfdg....................        6.500   06/01/31        2,385,720
 1,000    Fulton Cnty, GA Residential Care
          Canterbury Crt Proj Ser A.................        6.125   02/15/26        1,024,740
 1,750    Fulton Cnty, GA Residential Care
          Canterbury Crt Proj Ser A.................        6.125   02/15/34        1,768,287

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$1,060    Fulton Cnty, GA Residential Care Fac
          Elderly Auth Rev..........................        6.900%  07/01/19   $    1,053,322
 3,585    Fulton Cnty, GA Residential Care Saint
          Anne's Terrace Proj Rfdg..................        7.625   12/01/33        3,711,658
 4,810    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A....................        7.000   07/01/29        4,666,133
 7,500    Georgia St Drivers Ser 494 (Inverse Fltg)
          (Acquired 08/24/04, Cost $9,417,128) (a)
          (b) (c)...................................        7.715   07/01/12        9,697,200
 2,930    Renaissance on Peachtree Unit Invt Tr Ctf
          GA Custody Ctf (Variable Rate Coupon).....       12.178   10/01/25        2,721,589
 1,000    Richmond Cnty, GA Dev Auth Intl Paper Co
          Proj Ser A Rfdg (AMT).....................        6.000   02/01/25        1,056,310
   270    Richmond Cnty, GA Dev Auth Nursing Home
          Rev Beverly Enterprises GA Proj Rfdg......        8.750   06/01/11          270,375
 2,500    Rockdale Cnty, GA Dev Auth Solid Waste
          Disp Visy Paper Inc Proj (AMT)............        7.500   01/01/26        2,587,750
   920    Savannah, GA Econ Dev Auth Rev First Mtg
          Marshes of Skidway Ser A..................        7.400   01/01/24          966,055
 3,650    Savannah, GA Econ Dev Auth Rev First Mtg
          Marshes of Skidway Ser A..................        7.400   01/01/34        3,829,616
                                                                               --------------
                                                                                  122,021,311
                                                                               --------------
          HAWAII  0.8%
 8,500    Hawaii Pac Hlth Spl Purp Rev Ser A........        5.600   07/01/33        8,933,925
 5,300    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A.....................        7.400   11/15/17        6,021,118
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A.....................        7.875   11/15/23        3,469,290
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A.....................        8.000   11/15/33        3,451,290
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser C.....................        6.250   11/15/09        2,017,520
 1,535    Hawaii St Dept Trans Spl Fac Rev Contl
          Airl Inc Rfdg (AMT).......................        7.000   06/01/20        1,400,411
 5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A...        6.300   07/01/22        5,414,100
 5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A...        6.375   07/01/32        5,400,950
                                                                               --------------
                                                                                   36,108,604
                                                                               --------------
          IDAHO  0.1%
 4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
          A Rfdg....................................        7.875   11/15/29        4,065,624
                                                                               --------------

          ILLINOIS  6.0%
 3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
          Deercrest Proj............................        6.625   03/01/33        3,935,515
 5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
          Clublands Proj............................        6.625   03/01/33        5,849,397

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,475    Bedford Pk, IL Tax Increment Rev 71st &
          Cicero Proj Rfdg..........................        7.375%  01/01/12   $    1,531,743
 4,494    Bolingbrook, IL Spl Svc Area No 01-1......        7.375   07/01/31        4,871,092
 4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
          Augusta Vlg Proj (Acquired 11/13/02, Cost
          $4,000,000) (c)...........................        6.750   03/01/32        4,182,040
 3,981    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
          Lakewood Ridge Proj.......................        7.050   03/01/31        4,274,758
 1,990    Bolingbrook, IL Spl Svc Area Ser 2004
          Augusta Vlg Proj..........................        6.250   03/01/32        2,011,651
 2,000    Carol Stream, IL First Mtg Rev Windsor
          Park Manor Proj Rfdg (Prerefunded @
          12/01/07).................................        7.200   12/01/14        2,223,340
   358    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A (a).................................        7.500   03/01/10          376,698
 1,126    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A.....................................        7.625   03/01/30        1,221,406
 5,690    Chicago, IL Midway Arpt Rev Drivers Ser
          229 (Inverse Fltg) (Acquired 09/19/01,
          Cost $5,899,111) (FSA Insd) (a) (b) (c)...        7.203   01/01/18        6,767,857
   155    Chicago, IL Neighborhoods Alive
          (Prerefunded @ 07/01/10) (FGIC Insd)......        6.000   01/01/28          177,193
   995    Chicago, IL Neighborhoods Ser A (FGIC
          Insd).....................................        6.000   01/01/28        1,114,768
 5,000    Chicago, IL O'Hare Intl Arpt Rev Drivers
          Ser 383 (Inverse Fltg) (AMT) (Acquired
          01/14/04, Cost $5,301,837) (MBIA Insd) (a)
          (b) (c)...................................        7.185   01/01/12        5,642,250
 6,400    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd).....        5.250   01/01/34        6,768,768
 8,015    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A (MBIA Insd)..............        4.750   01/01/35        8,134,985
 2,245    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (AMT) (MBIA Insd)...        5.375   01/01/32        2,369,373
 8,840    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          Amern Airl Inc Proj Ser A (GTY AGMT: AMR
          Corp.)....................................        8.200   12/01/24        8,222,084
 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Proj Ser C Rfdg (e) (f).......        6.300   05/01/16          149,960
 4,000    Chicago, IL Spl Assmt Lake Shore East
          Proj......................................        6.750   12/01/32        4,175,120
 1,260    Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd)..................        7.250   01/01/14        1,341,812
 3,070    Clay Cnty, IL Hosp Rev....................        5.900   12/01/28        2,956,840
10,000    Cook County, IL Drivers Ser 559 (Inverse
          Fltg) (Acquired 10/26/04, Cost
          $10,629,593) (MBIA Insd) (a) (b) (c)......        6.716   05/15/12       11,181,600
 5,000    Cortland, IL Spl Svc Area No 01 Spl Tax
          Neucort Lakes Proj (a)....................        6.875   03/01/32        5,348,250

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj...............................        7.750%  03/01/27   $    3,359,010
 2,500    Godfrey, IL Rev United Methodist Vlg Ser
          A.........................................        5.875   11/15/29        2,253,500
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg.....        7.625   12/01/13        4,178,120
 3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg.......................        6.550   11/15/29        3,068,910
 3,055    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A..........................        8.500   12/01/15        3,158,595
 3,987    Huntley, IL Spl Svc Area No 10 Ser A......        6.500   03/01/29        4,126,266
 4,516    Huntley, IL Spl Svc Area No 6 (a).........        6.750   02/01/25        4,647,912
 4,305    Huntley, IL Spl Svc Area No 7 (a).........        6.300   03/01/28        4,383,265
   500    Illinois Dev Fin Auth Econ Dev Rev Latin
          Sch of Chicago Proj.......................        5.650   08/01/28          514,380
 2,000    Illinois Dev Fin Auth Hosp Rev Adventist
          Hlth Sys Sub Oblig........................        5.650   11/15/24        2,111,520
   215    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj..............................        8.000   11/15/06          209,780
   600    Illinois Dev Fin Auth Rev Debt Restructure
          East Saint Louis..........................        7.375   11/15/11          614,166
 3,100    Illinois Dev Fin Auth Rev Midwestern Univ
          Ser B.....................................        6.000   05/15/31        3,371,901
 3,500    Illinois Ed Fac Auth Rev Lewis Univ.......        6.000   10/01/24        3,500,770
 4,000    Illinois Ed Fac Auth Rev Lewis Univ.......        6.125   10/01/26        4,005,560
 3,500    Illinois Ed Fac Auth Rev Northwestern
          Univ......................................        5.000   12/01/38        3,643,815
 1,750    Illinois Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj..............................        8.000   11/15/16        1,595,020
 2,500    Illinois Fin Auth Rev Fairview Oblig Grp
          Ser A Rfdg................................        6.125   08/15/27        2,514,875
 2,500    Illinois Fin Auth Rev Franciscan Cmntys
          Saint Joseph Ser A........................        6.000   05/15/34        2,472,825
 5,000    Illinois Fin Auth Rev Northwestern Mem
          Hosp Ser A................................        5.500   08/15/43        5,416,200
 1,000    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A....................        5.125   06/01/35        1,010,780
 2,365    Illinois Hlth Fac Auth Rev Chestnut Square
          at Glen Proj Ser A (a)....................        6.625   08/15/24        2,383,447
 3,255    Illinois Hlth Fac Auth Rev Chestnut Square
          at Glen Proj Ser A (a)....................        7.000   08/15/29        3,318,928
 2,000    Illinois Hlth Fac Auth Rev Condell Med
          Ctr.......................................        5.500   05/15/32        2,082,520
 1,250    Illinois Hlth Fac Auth Rev Covenant
          Retirement Cmntys.........................        5.875   12/01/31        1,316,000
 5,000    Illinois Hlth Fac Auth Rev Covenant
          Retirement Cmntys Ser B...................        6.125   12/01/28        5,355,200
 2,000    Illinois Hlth Fac Auth Rev Ctr Baptist
          Home Proj.................................        7.125   11/15/29        1,989,580

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Grp Ser A Rfdg (Prerefunded @ 08/15/06)...        7.400%  08/15/23   $    3,203,490
 3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
          Schaumburg Ser A..........................        5.250   12/01/18        3,414,039
 1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Grp Rfdg............................        5.850   02/15/20          619,690
 4,295    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Grp Rfdg............................        5.700   02/15/24        2,657,832
   990    Illinois Hlth Fac Auth Rev Loyola Univ
          Hlth Sys Ser A............................        6.000   07/01/21        1,066,042
 6,000    Illinois Hlth Fac Auth Rev Lutheran Sr
          Ministries Oblig Ser A....................        7.375   08/15/31        6,434,400
 2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
          Sys.......................................        6.250   11/15/29        2,155,900
 2,220    Illinois Hlth Fac Auth Rev Proctor Cmnty
          Hosp Proj.................................        7.500   01/01/11        2,221,754
 6,750    Illinois Hlth Fac Auth Rev Saint Benedict
          Ser 2003 A-1..............................        6.900   11/15/33        6,957,427
 2,650    Illinois Hlth Fac Auth Rev Ser A..........        7.000   11/15/32        2,700,562
   750    Illinois Hlth Fac Auth Rev Ser A Rfdg.....        6.200   08/15/23          769,162
 3,375    Illinois Hlth Fac Auth Rev Ser A Rfdg.....        6.400   08/15/33        3,463,492
   905    Illinois Hsg Dev Auth Rev Homeowner Mtg
          Sub Ser D-4 (AMT).........................        6.050   08/01/31          947,372
11,400    Illinois St Drivers Ser 605 (Inverse Fltg)
          (Acquired 11/17/04, Cost $11,957,916)
          (MBIA Insd) (b) (c).......................        6.716   09/01/12       12,829,674
 7,606    Illinois St Real Estate Lease Ctf
          (Acquired 07/01/98, Cost $8,653,046) (ACA
          Insd) (c).................................        8.721   06/15/18        8,372,289
 1,825    Lincolnshire, IL Spl Svc Area Sedgebrook
          Proj......................................        6.250   03/01/34        1,947,184
   940    Loves Park, IL Rev Hoosier Care Proj Ser
          A.........................................        7.125   06/01/34          880,836
 1,500    Metropolitan Pier & Expo Il McCormick Pl
          Expn Proj A Rfdg..........................        5.500   06/15/27        1,515,855
 4,000    Minooka, IL Spl Assmt Impt Lakewood Trails
          Proj......................................        6.625   03/01/33        4,216,760
 1,925    Minooka, IL Spl Assmt Impt Lakewood Trails
          Unit 2 Proj...............................        6.375   03/01/34        1,999,132
 3,000    Minooka, IL Spl Assmt Impt Praire Ridge
          Proj......................................        6.875   03/01/33        3,102,870
 2,171    Montgomery, IL Spl Assmt Impt Lakewood
          Creek Proj................................        7.750   03/01/30        2,415,607
   460    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area......................................        7.625   02/01/08          479,030
 2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area......................................        8.050   02/01/17        2,155,944
 2,325    Plano, IL Spl Svc Area No 1 Lakewood
          Springs Proj Ser A........................        6.200   03/01/34        2,382,474
 5,040    Round Lake, IL Lakewood Grove Spl Svc Area
          No 4 Spl Tax (a)..........................        6.750   03/01/33        5,321,081
 3,700    Round Lake, IL Rev........................        6.700   03/01/33        3,920,890

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$2,100    Saint Charles, IL Indl Dev Rev Tri City
          Ctr Proj (Acquired 11/17/93, Cost
          $2,100,000) (c)...........................        7.500%  11/01/13   $    2,100,777
 3,425    Saint Charles, IL Spl Svc Area No 21
          (a).......................................        6.625   03/01/28        3,464,045
 2,150    Yorkville, IL Utd City Spl Svc Area Spl
          Tax No 2003-100 Raintree Vlg Proj
          (Acquired 09/05/03, Cost $2,150,000)
          (c).......................................        6.875   03/01/33        2,266,788
 3,000    Yorkville, IL Utd City Spl Svc Area Spl
          Tax No 2003-101 Windett Ridge Proj
          (Acquired 09/03/03, Cost $3,000,000)
          (c).......................................        6.875   03/01/33        3,162,960
 2,400    Yorkville, IL Utd City Spl Svc No 04 104
          MPI Grande Res Proj.......................        6.375   03/01/34        2,468,352
                                                                               --------------
                                                                                  273,045,055
                                                                               --------------
          INDIANA  0.6%
 1,500    Anderson, IN Econ Dev Rev Anderson Univ
          Proj......................................        6.375   10/01/26        1,568,025
 1,100    Crawfordsville, IN Redev Cmnty Dist Tax
          Increment Rev (Acquired 10/15/97, Cost
          $1,100,000) (GTY AGMT) (a) (c)............        7.350   02/01/17        1,133,352
 1,140    Delaware Cnty, IN Redev Dist Tax Increment
          Rev.......................................        6.875   02/01/18        1,157,123
   300    Indiana Hlth Fac Fin Auth Rev Cmnty
          Hartsfield Vlg Proj Ser A.................        6.250   08/15/14          294,828
 3,975    Indiana Hlth Fac Fin Auth Rev Cmnty
          Hartsfield Vlg Proj Ser A.................        6.375   08/15/27        3,791,077
 3,435    Indiana Hlth Fac Fin Auth Rev Franciscan
          Cmnty Ser A Rfdg (a)......................        6.400   05/15/24        3,475,293
 2,380    Indiana Hlth Fac Fin Auth Rev Hoosier Care
          Proj Ser A................................        7.125   06/01/34        2,232,559
 1,500    Indiana Hlth Fac Hosp Rev.................        6.250   03/01/25        1,643,955
 1,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
          Northwest IN Ser A........................        5.375   03/01/19        1,049,260
 2,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
          Northwest IN Ser A........................        6.000   03/01/34        2,148,000
19,213    Indianapolis, IN Arpt Auth Rev Spl Fac
          United Airl Proj Ser A (AMT) (e) (f)......        6.500   11/15/31        1,803,726
 3,000    North Manchester, IN Rev Peabody
          Retirement Cmnty Proj Ser A...............        7.250   07/01/33        3,097,320
   175    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/10          115,512
   135    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/11           82,566
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/12           73,651
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/13           68,225

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          INDIANA (CONTINUED)
$  125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/14   $       60,769
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/15           56,292
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B (a)...................       *        12/30/16           52,160
   435    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr (a)..................        7.500%  01/01/07          438,276
 1,405    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr (a)..................        7.750   01/01/12        1,422,296
 2,045    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr (a)..................        8.000   01/01/17        2,076,186
                                                                               --------------
                                                                                   27,840,451
                                                                               --------------
          IOWA  0.6%
 2,515    Black Hawk Cnty, IA Hlthcare Fac Rev
          Western Home Proj Ser B...................        6.625   05/01/33        2,547,343
 1,000    Bremer Cnty, IA Hlthcare & Residential Fac
          Rev Proj Rfdg.............................        7.250   11/15/29        1,061,830
 2,245    Des Moines, IA Sr Hsg Rev Luther Park Apts
          Inc Proj..................................        6.250   12/01/34        2,265,789
   615    Evansdale, IA Hlthcare Western Home Proj
          (a).......................................        6.000   11/01/39          612,208
 5,600    Evansdale, IA Hlthcare Western Home Proj
          Ser A (a).................................        6.000   11/01/39        5,574,576
 3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
          Girls Home Family Proj (ACA Insd).........        6.250   12/01/28        3,176,730
 2,965    Iowa Fin Auth Hlthcare Fac Care
          Initiatives Proj Rfdg.....................        9.250   07/01/25        3,629,990
 2,265    Iowa Fin Auth Retirement Fac Presbyterian
          Homes Mill Pond...........................        6.000   10/01/33        2,102,464
 2,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
          Hlth Ctr Inc Proj.........................        6.750   10/01/33        2,048,180
 1,500    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
          Hlth Ctr Inc Proj.........................        6.150   10/01/36        1,505,100
 1,250    Scott Cnty, IA Rev Ridgecrest Village
          Rfdg......................................        5.625   11/15/18        1,311,725
                                                                               --------------
                                                                                   25,835,935
                                                                               --------------
          KANSAS  0.4%
   915    Lawrence, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg (e)............................        8.000   07/01/16          504,467
 4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser B.................................        6.250   05/15/26        4,127,400
 2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser C.................................        6.700   05/15/27        2,050,600
 1,750    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser C.................................        6.875   05/15/32        1,902,635

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          KANSAS (CONTINUED)
$2,745    Manhattan, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg (e)............................        8.000%  07/01/16   $    1,403,711
 2,650    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A (Prerefunded @ 05/15/10)........        8.000   05/15/30        3,222,771
 1,500    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A Rfdg............................        5.600   05/15/28        1,525,020
 3,000    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A.......................        7.375   01/01/32        3,291,360
                                                                               --------------
                                                                                   18,027,964
                                                                               --------------
          KENTUCKY  0.3%
10,000    Louisville & Jefferson Cnty, KY Swr Rols
          RR II R 304 (Inverse Fltg) (Acquired
          10/04/04, Cost $11,595,133) (FGIC Insd)
          (a) (b) (c)...............................        7.416   05/15/37       11,919,100
                                                                               --------------

          LOUISIANA  0.9%
 7,000    Hodge, LA Util Rev Com Rfdg (AMT).........        7.450   03/01/24        8,481,410
    95    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A..........................        7.200   01/01/06           67,684
 2,495    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A..........................        7.125   01/01/28        1,742,932
 3,200    Louisiana Loc Govt Environment Fac Cmnty
          Dev Auth Rev Eunice Student Hsg Fndtn
          Proj......................................        7.375   09/01/33        2,263,456
 2,252    Louisiana Loc Govt Environment Fac
          Hlthcare Saint James Place A Rfdg.........        7.000   11/01/25        2,101,769
 3,200    Louisiana Loc Govt Environment Fac
          Hlthcare Saint James Place A Rfdg.........        7.000   11/01/29        2,938,400
 1,575    Louisiana Loc Govt Environment Fac Sr Air
          Cargo (AMT)...............................        6.650   01/01/25        1,680,352
 1,450    Louisiana Pub Fac Auth Rev Hlth Fac Glen
          Retirement Ser A..........................        6.700   12/01/25        1,494,109
13,250    Louisiana Pub Fac Auth Rev Ochsner Clinic
          Fndtn Proj Ser B..........................        5.500   05/15/27       14,059,310
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare..................................        6.375   10/01/20          984,060
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare..................................        6.375   10/01/28          938,320
 3,000    Louisiana St Hlth Ed Auth Lambeth House
          Proj A Rfdg...............................        6.200   01/01/28        3,034,530
 2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
          Christwood Proj Rfdg......................        5.700   11/15/28        2,051,400
                                                                               --------------
                                                                                   41,837,732
                                                                               --------------

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MAINE  0.2%
$2,000    Maine Hlth & Higher Ed Fac Piper Shores
          Ser A (Prerefunded @ 01/01/09)............        7.550%  01/01/29   $    2,279,520
 8,050    Rumford, ME Solid Waste Disp Rev Boise
          Cascade Corp Proj Rfdg (AMT)..............        6.875   10/01/26        8,664,698
                                                                               --------------
                                                                                   10,944,218
                                                                               --------------
          MARYLAND  1.1%
 1,934    Anne Arundel Cnty, MD Spl Tax Farmington
          Vlg Proj Ser A............................        6.250   06/01/25        1,996,236
 2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A................................        7.250   11/01/29        2,544,275
 1,500    Frederick Cnty, MD Spl Olbig Urbana Cmnty
          Dev Auth..................................        6.625   07/01/25        1,566,585
 1,170    Maryland St Cmnty Dev Admin Residential
          Ser B (AMT)...............................        5.450   09/01/32        1,201,391
 6,715    Maryland St Econ Dev Corp Air Cargo BW II
          LLC Rfdg (AMT)............................        6.500   07/01/24        6,487,026
 1,745    Maryland St Econ Dev Corp Air Cargo BW II
          LLC Rfdg (AMT)............................        7.340   07/01/24        1,803,667
 3,000    Maryland St Econ Dev Corp MD Golf Course
          Sys.......................................        8.250   06/01/28        2,958,690
 5,000    Maryland St Econ Dev Corp Univ MD College
          Pk Proj...................................        5.625   06/01/35        5,218,050
 2,000    Maryland St Hlth & Higher Collington
          Episcopal.................................        6.750   04/01/23        1,708,840
 1,400    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg.........................        5.375   08/15/24        1,479,506
 7,770    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg.........................        5.500   08/15/33        8,196,884
 3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
          Proj In Ed Ser A (Acquired 09/28/98, Cost
          $3,730,000) (c)...........................        6.400   09/01/28        3,671,924
   600    Montgomery Cnty, MD Econ Dev Rev Editorial
          Proj In Ed Ser A (Acquired 09/28/98, Cost
          $602,422) (c).............................        6.250   09/01/08          601,410
 1,360    Montgomery Cnty, MD Spl Oblig West
          Germantown Dev Dist Ser B (a).............        6.700   07/01/27        1,466,896
 3,000    Prince Georges Cnty, MD Spl Oblig Spl
          Assmt Woodview Ser A......................        8.000   07/01/26        3,216,630
 4,000    Prince Georges Cnty, MD Spl Oblig Woodview
          Vlg Phase II Subdist......................        7.000   07/01/32        4,203,840
 1,000    Westminster, MD Econ Dev Carroll Lutheran
          Vlg Ser A.................................        6.000   05/01/24        1,058,280
 1,500    Westminster, MD Econ Dev Carroll Lutheran
          Vlg Ser A.................................        6.250   05/01/34        1,599,480
                                                                               --------------
                                                                                   50,979,610
                                                                               --------------

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS  5.1%
$1,620    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg......................        5.875%  07/01/18   $    1,624,487
 4,750    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg......................        6.000   07/01/28        4,656,710
 1,500    Massachusetts St Dev Fin Agy Briarwood Ser
          B (Prerefunded @ 12/01/10) (a)............        8.000   12/01/18        1,852,110
 2,500    Massachusetts St Dev Fin Agy Briarwood Ser
          B (Prerefunded @ 12/01/10)................        8.000   12/01/22        3,086,850
 6,165    Massachusetts St Dev Fin Agy Criterion
          Child Enrichment (a)......................        6.750   01/01/34        6,323,810
 1,230    Massachusetts St Dev Fin Agy Dimock Cmnty
          Hlth Ctr (a)..............................        6.250   12/01/13        1,277,343
 7,565    Massachusetts St Dev Fin Agy Dimock Cmnty
          Hlth Ctr (a)..............................        6.750   12/01/33        7,870,626
 2,000    Massachusetts St Dev Fin Agy First Mtg
          Loomis Cmntys Proj Ser A..................        6.900   03/01/32        2,078,160
   850    Massachusetts St Dev Fin Agy First Mtg
          Overlook Cmntys A.........................        6.125   07/01/24          863,549
 1,845    Massachusetts St Dev Fin Agy First Mtg
          Overlook Cmntys A.........................        6.250   07/01/34        1,861,402
 1,500    Massachusetts St Dev Fin Agy Hampshire
          College...................................        5.700   10/01/34        1,590,300
 5,865    Massachusetts St Dev Fin Agy Regis
          College...................................        5.500   10/01/28        5,608,582
   905    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)..............        6.100   09/01/18          963,182
 1,445    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)..............        6.250   09/01/28        1,528,940
 1,685    Massachusetts St Dev Fin Agy Rev
          Developmental Disabilities Inc (a)........        6.750   06/01/20        1,758,180
 9,355    Massachusetts St Dev Fin Agy Rev
          Developmental Disabilities Inc (Acquired
          10/04/01, 12/20/02, 11/19/03, Cost
          $9,745,451) (a) (c).......................        8.000   06/01/20       10,061,957
   845    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 07/27/00, Cost
          $845,000) (c).............................        7.750   06/01/18          910,361
 1,140    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth Ser B (Acquired 11/19/98, Cost
          $1,145,000) (c)...........................        6.375   06/01/18        1,181,336
 4,775    Massachusetts St Dev Fin Agy Rev Hillcrest
          Ed Ctr Inc................................        6.375   07/01/29        4,679,739
   395    Massachusetts St Dev Fin Agy Rev Hlth Fac
          Beverly Inc Proj Rfdg (Acquired 08/21/03,
          Cost $395,000) (c)........................        7.375   04/01/09          398,290
 4,950    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A........................        7.100   07/01/32        5,006,628

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$2,285    Massachusetts St Dev Fin Agy Rev Lexington
          Montessori Sch Issue (Acquired 07/30/99,
          Cost $2,285,000) (a) (c)..................        6.625%  08/01/29   $    2,402,449
   885    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser A.................        6.750   07/01/18          909,160
   570    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser A (Escrowed to
          Maturity) (a).............................        7.500   07/01/10          587,351
 1,025    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser A (Prerefunded @
          07/01/10).................................        8.000   07/01/20        1,248,511
 2,425    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser C (a).............        7.750   07/01/30        2,486,983
 5,125    Massachusetts St Dev Fin Agy Rev New
          England Ctr For Children..................        6.000   11/01/19        5,221,504
 3,050    Massachusetts St Dev Fin Agy Rev Whitney
          Academy Issue (a).........................        7.500   09/01/30        3,190,544
   720    Massachusetts St Hlth & Ed Baystate Fac
          Auth Rev Med Ctr Ser F....................        5.500   07/01/22          768,852
 1,650    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser A...........        5.625   07/01/20        1,695,276
 2,500    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser A...........        5.750   07/01/28        2,555,450
 5,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser B...........        6.750   07/01/16        5,665,000
 9,845    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser B...........        6.250   07/01/22       10,741,879
10,145    Massachusetts St Hlth & Ed Fac Auth Rev
          Christopher House Ser A Rfdg..............        6.875   01/01/29       10,216,015
 6,800    Massachusetts St Hlth & Ed Fac Auth Rev
          Civic Investments Ser B...................        9.150   12/15/23        7,886,776
 3,610    Massachusetts St Hlth & Ed Fac Auth Rev
          Jordan Hosp Ser D.........................        5.250   10/01/23        3,647,327
 1,465    Massachusetts St Hlth & Ed Fac Auth Rev
          Jordan Hosp Ser D.........................        5.375   10/01/28        1,467,915
 6,750    Massachusetts St Hlth & Ed Fac Auth Rev
          Jordan Hosp Ser E.........................        6.750   10/01/33        7,485,750
 7,490    Massachusetts St Hlth & Ed Fac Auth Rev
          Lasell College Ser A (a)..................        5.625   07/01/29        7,527,824
 5,600    Massachusetts St Hlth & Ed Fac Auth Rev
          Milford Whitinsville Hosp Ser D...........        6.350   07/15/32        6,001,464
 3,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Nichols College Issue Ser C...............        6.125   10/01/29        3,180,030
 2,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Part Hlthcare Sys Ser C...................        5.750   07/01/32        2,202,420

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$7,600    Massachusetts St Hlth & Ed Fac Auth Rev
          Saint Mem Med Ctr Ser A...................        6.000%  10/01/23   $    7,631,160
 2,000    Massachusetts St Hlth & Ed Nichols College
          Issue Ser C...............................        6.000   10/01/17        2,139,540
 1,000    Massachusetts St Hlth & Ed Northn
          Berkshire Hlth Ser B......................        6.250   07/01/24        1,054,830
 3,005    Massachusetts St Hlth & Ed Northn
          Berkshire Hlth Ser B......................        6.375   07/01/34        3,148,158
 5,000    Massachusetts St Hlth & Ed Rols RR II R
          294 (Inverse Fltg) (Acquired 08/23/04,
          Cost $5,182,444) (a) (b) (c)..............        6.919   07/15/35        5,446,650
 5,960    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Marina Bay LLC Proj
          (AMT).....................................        7.500   12/01/27        6,276,893
 7,810    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Newton Grp Pptys LLC Proj
          (AMT).....................................        8.000   09/01/27        8,292,189
 3,920    Massachusetts St Indl Fin Agy Hlthcare Fac
          Rev Metro Hlth Fndtn Inc Proj Ser A.......        6.750   12/01/27        3,852,850
   775    Massachusetts St Indl Fin Agy HMEA Issue
          (a).......................................        7.000   09/01/12          800,234
 2,555    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj (a)..............        7.500   07/01/16        2,569,334
 2,560    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj..................        7.625   07/01/26        2,571,136
   240    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc (Prerefunded @ 11/01/05)
          (a).......................................        8.000   11/01/06          258,924
 1,230    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc (Prerefunded @ 11/01/05)
          (a).......................................        8.375   11/01/13        1,353,111
 2,165    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc (Prerefunded @ 11/01/05)
          (a).......................................        8.500   11/01/20        2,396,135
   775    Massachusetts St Indl Fin Agy Rev First
          Mtg GF Pilgrim Inc Proj...................        6.500   10/01/15          750,045
 2,000    Massachusetts St Indl Fin Agy Rev First
          Mtg GF Pilgrim Inc Proj...................        6.750   10/01/28        1,879,460
12,835    Massachusetts St Indl Fin Agy Rev First
          Mtg Reeds Landing Proj (g) (i)............  7.100/7.350   10/01/28       12,808,560
 1,575    Massachusetts St Indl Fin Agy Rev First
          Mtg Stone Institute & Newton..............        7.700   01/01/14        1,608,106
 1,110    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 01/24/98, Cost
          $1,110,000) (c)...........................        6.200   06/01/08        1,145,564
 5,865    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/98, Cost
          $5,865,000) (c)...........................        6.375   06/01/18        6,077,665
   170    Massachusetts St Indl Fin Agy Rev
          Hillcrest Ed Ctr Inc Proj (Escrowed to
          Maturity).................................        8.000   07/01/05          170,695

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$3,380    Massachusetts St Indl Fin Agy Rev JRC
          Assisted Living...........................        7.500%  07/01/26   $    3,419,343
 2,600    Massachusetts St Indl Fin Agy Rev
          Montserrat College Art Issue Ser A
          (Acquired 12/23/97, Cost $2,600,000) (a)
          (c).......................................        7.000   12/01/27        2,636,582
 2,000    Massachusetts St Indl Fin Agy Rev Sr
          Living Fac Forge Hill Proj (AMT)..........        6.750   04/01/30        2,003,000
                                                                               --------------
                                                                                  232,561,186
                                                                               --------------
          MICHIGAN  2.6%
 1,000    Chelsea, MI Econ Dev Corp Rev Utd
          Methodist Retirement Rfdg.................        5.400   11/15/18        1,018,010
 3,715    Chelsea, MI Econ Dev Corp Rev Utd
          Methodist Retirement Rfdg.................        5.400   11/15/27        3,725,513
 2,005    Concord Academy Atrm MI Ctf Part (a)......        8.000   08/01/31        2,013,561
 2,950    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sr Ser B (Acquired 09/08/97, Cost
          $2,950,000) (c)...........................        6.850   05/01/21        3,031,508
   810    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sub Ser C (Acquired 09/08/97, Cost
          $810,000) (c).............................        6.700   05/01/21          831,036
13,670    Flint, MI Hosp Bldg Auth Rev Hurley Med
          Ctr Rfdg..................................        6.000   07/01/20       14,196,295
 1,500    Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
          Hosp Rfdg.................................        6.500   01/01/37        1,529,220
 1,590    Grand Blanc Academy, MI Ctf Part..........        7.750   02/01/30        1,561,984
 2,845    John Tollfree Hlth Sys Corp Rfdg..........        6.000   09/15/23        2,911,203
 3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
          Heritage Ser A............................        7.250   05/15/25        3,087,060
 2,750    Kent Hosp Fin Auth MI Rev Met Hosp Proj
          Ser A.....................................        5.250   07/01/30        2,819,135
 5,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj
          Ser A.....................................        6.000   07/01/35        5,421,250
 1,500    Kent Hosp Fin Auth MI Rev Met Hosp Proj
          Ser A.....................................        6.250   07/01/40        1,671,030
 4,250    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B....................        5.750   11/15/25        4,272,440
 9,725    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B....................        5.875   11/15/34        9,831,100
 2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg........        7.500   07/01/13        2,446,930
 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg........        7.750   07/01/19        3,520,895
 2,095    Michigan St Hosp Fin Auth Rev Hosp Central
          MI Cmnty Hosp.............................        6.250   10/01/27        2,154,582
 1,000    Michigan St Hosp Fin Auth Rev Hosp Holland
          Cmnty Hosp Ser A..........................        5.250   01/01/30        1,038,800

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MICHIGAN (CONTINUED)
$2,000    Michigan St Hosp Fin Auth Rev Hosp Holland
          Cmnty Hosp Ser A..........................        5.375%  01/01/34   $    2,092,920
 5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
          Oblig Grp Ser A...........................        5.750   04/01/32        5,355,600
 1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg....................        6.000   02/01/14        1,531,637
 7,315    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg....................        6.000   02/01/24        7,324,729
   400    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg MI Oblig (Prerefunded @ 01/01/07).....        6.375   01/01/15          428,052
 3,000    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg MI Oblig (Prerefunded @ 01/01/06).....        6.400   01/01/15        3,118,410
 6,500    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg MI Oblig (Prerefunded @ 01/01/06).....        6.500   01/01/25        6,760,260
 1,750    Michigan St Hosp Fin Auth Rev Presbyterian
          Vlg Rfdg..................................        5.500   11/15/35        1,784,895
 2,900    Michigan St Hosp Fin Auth Rev Trinity Hlth
          Credit Ser C Rfdg.........................        5.375   12/01/30        3,078,031
 3,000    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg (AMT)..............        5.650   09/01/29        3,184,080
 1,328    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (AMT) (e)...        8.000   12/01/27          197,158
 3,875    Michigan St Strategic Fd Solid Genesee Pwr
          Sta Proj Rfdg (AMT).......................        7.500   01/01/21        3,681,327
 4,500    Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
          Oblig Grp.................................        6.000   08/01/23        4,257,090
 3,000    Star Intl Academy MI Ctf Part.............        8.000   03/01/33        3,119,760
 2,160    Wayne Charter Cnty, MI Spl Arpt Rev.......        6.750   12/01/15        1,974,888
 5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev
          Bd........................................        7.500   04/01/33        5,249,915
                                                                               --------------
                                                                                  120,220,304
                                                                               --------------
          MINNESOTA  3.2%
 5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
          Ctr Proj..................................        7.750   02/01/31        5,302,600
 1,750    Albertville, MN Multi-Family Rev Hsg
          Cottages Albertville Proj Ser A...........        6.750   09/01/29        1,759,030
 2,460    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser A.................        6.000   10/01/28        2,324,306
 2,000    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B.................        6.000   10/01/33        1,868,620
 1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith
          Social Svc Inc Proj.......................        7.500   04/01/19        1,474,825
 2,250    Carlton, MN Hlth & Hsg Fac Inter-Faith
          Social Svc Inc Proj.......................        7.750   04/01/29        2,417,377
   750    Chisago City, MN Hlth Fac Rev Part
          Pleasant Heights Proj Ser A Rfdg..........        7.300   07/01/25          766,200

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MINNESOTA (CONTINUED)
$3,000    Coon Rapids, MN Sr Hsg Rev Epiphany Sr
          Citizens Proj Rfdg........................        6.000%  11/01/28   $    2,977,440
   840    Detroit Lakes, MN Hsg & Hlth CDL Homes
          Proj Ser B................................        6.000   08/01/24          867,611
 1,435    Detroit Lakes, MN Hsg & Hlth CDL Homes
          Proj Ser B................................        6.125   08/01/34        1,499,561
 2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Saint Luke's Hosp.........................        7.250   06/15/22        2,656,000
 5,630    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Saint Luke's Hosp.........................        7.250   06/15/32        5,944,942
 1,000    Edina, MN Hlthcare Fac Rev VOA Care Ctrs
          MN Proj Ser A.............................        6.625   12/01/30        1,064,340
 3,975    Fridley, MN Sr Hsg Banfill Crossing Homes
          Proj......................................        6.750   09/01/34        3,999,565
 2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
          Svc Proj..................................        7.500   04/01/31        2,701,625
 1,200    Maplewood, MN Hlthcare Fac Rev VOA Care
          Ctr Proj..................................        7.450   10/01/16        1,208,412
   625    Marshall, MN Med Ctr Gross Rev Weiner Mem
          Med Ctr Proj Ser A........................        6.000   11/01/28          690,744
   800    Minneapolis & Saint Paul, MN Hsg & Redev
          Auth Hlthcare Hlth Partners Oblig Grp
          Proj......................................        5.875   12/01/29          872,624
25,065    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser A (AMT).....................        7.000   04/01/25       23,584,410
 3,500    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Rfdg (AMT)......................        7.375   04/01/25        3,424,715
 1,000    Minneapolis, MN Hlthcare Fac Rev Saint
          Olaf Residence Inc Proj...................        7.100   10/01/23          971,970
   350    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apt Proj (AMT)....................        7.250   11/01/16          351,067
 1,320    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apt Proj (AMT)....................        7.625   11/01/27        1,326,534
 2,050    Minneapolis, MN Rev Walker Methodist Sr
          Svcs Ser A................................        5.875   11/15/18        1,906,643
 4,950    Minneapolis, MN Rev Walker Methodist Sr
          Svcs Ser A................................        6.000   11/15/28        4,425,151
 2,000    Minnesota Agric & Econ Dev Brd Rev
          Evangelical Luthern Proj..................        6.625   08/01/25        2,232,980
   900    Minnesota Agric & Econ Dev Brd Rev
          Hlthcare Benedictine Proj Ser A...........        5.500   08/01/23          917,109
   875    Minnesota Agric & Econ Dev Brd Rev
          Hlthcare Benedictine Proj Ser A...........        5.750   02/01/30          889,770
 2,000    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
          Rfdg......................................        6.250   04/01/34        2,105,280
 1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
          Ser A.....................................        6.750   12/01/33        1,455,495

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MINNESOTA (CONTINUED)
$2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
          Heights Apts Proj (AMT)...................        7.450%  10/01/32   $    2,072,240
 2,825    Saint Louis Pk, MN Rev Roitenberg Family
          Asstd Liv Ser A (a).......................        6.750   08/15/21        2,835,481
 2,420    Saint Paul, MN Hsg & Redev Auth Higher
          Ground Academy Ser A Rfdg.................        6.875   12/01/33        2,482,896
 2,415    Saint Paul, MN Hsg & Redev Auth Hope Cmnty
          Academy Proj Ser A........................        6.750   12/01/33        2,466,681
 6,410    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser A Rfdg..................        6.625   11/01/17        6,441,601
   685    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser B.......................        6.625   11/01/17          688,240
 3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev
          New Spirit Schs Proj Ser A................        7.500   12/01/31        3,582,215
 1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev
          Achieve Language Academy Ser A Rfdg.......        7.000   12/01/32        1,654,256
 2,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
          Academy Proj Ser A........................        7.875   12/01/30        2,106,120
 4,035    Saint Paul, MN Hsg & Redev Model Cities
          Hlth Ctr Ser A (a)........................        7.250   11/01/26        4,017,286
 7,000    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2 Rfdg..........        7.375   08/01/29        7,360,570
 1,700    Saint Paul, MN Port Auth Lease Rev
          Hltheast Midway Campus 03 Ser A...........        5.750   05/01/25        1,707,548
 1,000    Saint Paul, MN Port Auth Lease Rev
          Hltheast Midway Campus 03 Ser B...........        6.000   05/01/30        1,002,900
 3,500    Shakopee, MN Hlthcare Saint Francis Regl
          Med Ctr...................................        5.250   09/01/34        3,645,985
 4,000    Vadnais Heights, MN Lease Rev Agric & Food
          Sciences Ser A............................        6.600   12/01/34        4,008,000
 4,820    Vadnais Heights, MN Multi-Family Rev Hsg
          Cottages Vadnais Hghts Rfdg (AMT).........        7.000   12/01/31        5,062,494
 1,650    Victoria, MN Private Sch Fac Holy Family
          Catholic High Sch Ser A...................        5.850   09/01/24        1,652,277
 4,500    Victoria, MN Private Sch Fac Holy Family
          Catholic High Sch Ser A...................        5.875   09/01/29        4,490,865
 4,775    Washington Cnty, MN Hsg & Redev Auth Hosp
          Fac Rev Hltheast Proj.....................        5.500   11/15/27        4,789,325
 1,450    Winona, MN Hlthcare Winona Hlth Ser A.....        6.000   07/01/34        1,556,169
                                                                               --------------
                                                                                  147,610,095
                                                                               --------------
          MISSISSIPPI  0.3%
 1,000    Mississippi Business Fin Corp (AMT).......        7.250   07/01/34        1,029,530
 5,585    Mississippi Business Fin Corp MS Pollutn
          Ctl Rev Sys Energy Res Inc Proj...........        5.875   04/01/22        5,683,464
 5,950    Mississippi Dev Bank Spl Oblig Diamond
          Lakes Util Ser A Rfdg.....................        6.250   12/01/17        5,898,175

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSISSIPPI (CONTINUED)
$1,000    Mississippi Hosp Equip & Fac Auth Rev Impt
          Hosp S W MS Med Rfdg......................        5.750%  04/01/23   $    1,067,300
 2,000    Mississippi Hosp Equip & Fac Auth Rev Impt
          Hosp S W MS Med Rfdg......................        5.750   04/01/29        2,112,180
                                                                               --------------
                                                                                   15,790,649
                                                                               --------------
          MISSOURI  2.2%
 1,000    370 Missouri Bottom Rd Taussig Rd Trans
          Dev Dist..................................        7.000   05/01/22        1,074,270
 4,750    370 Missouri Bottom Rd Taussig Rd Trans
          Dev Dist..................................        7.200   05/01/33        5,115,560
 3,600    Ballwin, MO Tax Increment Rev Impt Ballwin
          Town Ctr Ser A Rfdg.......................        6.500   10/01/22        3,739,716
 3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
          Sarah Cmnty Proj..........................        5.900   05/01/28        2,948,070
 1,500    Cape Girardeau Cnty, MO Indl Southeast MO
          Hosp Assoc................................        5.750   06/01/32        1,579,785
 3,000    Chesterfield, MO Indl Dev Auth Sr Living
          Fac Rev Willows at Brooking Pk Proj Ser
          A.........................................        6.625   12/01/31        3,078,030
 2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
          Gambrill Gardens Phase I Proj Ser A (a)...        6.750   04/01/33        2,468,822
 2,755    Ellisville, MO Indl Dev Auth Indl Dev Rev
          Gambrill Gardens Proj Impt & Rfdg.........        6.200   06/01/29        2,773,569
 4,000    Fenton, MO Tax Increment Rev & Impt
          Gravois Bluffs Proj Rfdg..................        6.125   10/01/21        4,135,440
 1,000    Fenton, MO Tax Increment Rev & Impt
          Gravois Bluffs Proj Rfdg..................        7.000   10/01/21        1,083,790
   375    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj (Escrowed to
          Maturity).................................        7.250   04/01/07          390,619
 2,000    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj (Prerefunded @
          04/01/07) (j).............................        7.625   04/01/17        2,190,380
 1,440    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj.......................        5.000   04/01/17        1,435,450
   306    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj (Prerefunded @
          04/01/07).................................        7.625   04/01/18          335,128
 3,610    Good Shepard Nursing Home Dist MO Nursing
          Home Fac Rev Rfdg.........................        5.900   08/15/23        3,622,455
 1,500    Joplin, MO Indl Dev Auth Hlth Freeman Hlth
          Sys Proj..................................        5.750   02/15/35        1,623,840
 3,000    Kansas City, MO Indl Dev Auth First Mtg
          Bishop Spencer Ser A......................        6.250   01/01/24        3,075,840
 4,000    Kansas City, MO Indl Dev Auth First Mtg
          Bishop Spencer Ser A......................        6.500   01/01/35        4,104,920
   568    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj Ser A
          (AMT) (a).................................        6.950   04/15/15          608,362

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$1,496    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj Ser B
          (AMT).....................................        7.250%  10/15/38   $    1,550,125
   365    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
          (a).......................................        7.550   06/15/12          395,773
   990    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
          (a).......................................        7.550   06/15/22        1,045,361
 3,430    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
          (a).......................................        7.550   06/15/35        3,657,375
 2,000    Kansas City, MO Indl Dev Plaza Lib Proj...        5.900   03/01/24        2,016,920
 1,000    Kansas City, MO Multi-Family Hsg Rev
          Northwoods Apts Proj Ser A (AMT)..........        6.450   05/01/40        1,024,770
 2,810    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apt Proj (AMT)......................        6.250   04/01/30        1,875,338
 1,350    Maplewood, MO Tax Increment Rev Maplewood
          South Redev Area..........................        5.750   11/01/26        1,362,137
 1,000    Missouri St Dev Fin Brd Fac Branson
          Landing Proj Ser A........................        5.500   12/01/24        1,062,690
 1,500    Missouri St Dev Fin Brd Fac Branson
          Landing Proj Ser A........................        5.625   12/01/28        1,604,400
 5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr...        6.750   10/01/31        5,171,400
 3,805    Osage Beach, MO Tax Increment Prewitts
          Point Proj................................        6.750   05/01/23        3,919,911
 3,000    Perry Cnty, MO Nursing Home Rev Rfdg......        5.900   03/01/28        2,929,980
 5,500    Saint Joseph, MO Indl Dev Auth Living
          Cmnty Saint Joseph Proj...................        7.000   08/15/32        5,820,265
 1,000    Saint Joseph, MO Indl Dev Auth Shoppers
          North Vlg Proj Ser A (Acquired 02/22/05,
          Cost $986,364) (c)........................        5.375   11/01/24        1,008,040
 8,000    Saint Louis Cnty, MO Indl Dev Auth Hlth
          Fac Rev Ranken Jordan Proj Ser A..........        6.625   11/15/35        8,186,480
 1,085    Saint Louis, MO Tax Increment Rev Scullin
          Redev Area Ser A..........................       10.000   08/01/10        1,238,712
 3,265    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
          John Fitzgibbon Mem Hosp Inc (Acquired
          01/12/99, Cost $3,206,691) (c)............        6.500   12/01/28        3,352,763
 5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
          Cape Albeon Proj..........................        6.150   12/01/33        5,783,344
                                                                               --------------
                                                                                   98,389,830
                                                                               --------------

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEVADA  1.1%
$2,000    Boulder City, NV Hosp Rev Boulder City
          Hosp Inc Proj Rfdg........................        5.850%  01/01/22   $    1,954,280
 5,715    Clark Cnty, NV Assisted Living Homestead
          Boulder City Proj (a).....................        6.500   12/01/27        5,864,676
 2,000    Clark Cnty, NV Impt Dist Spl Impt Dist
          No-142 Loc Impt...........................        6.100   08/01/18        2,064,220
 2,750    Clark Cnty, NV Impt Dist Spl Impt Dist
          No-142 Loc Impt...........................        6.375   08/01/23        2,837,670
 7,490    Clark Cnty, NV Indl Dev Rev Drivers Ser
          722 (Inverse Fltg) (AMT) (Acquired
          02/02/05, Cost $8,091,364) (FGIC Insd) (a)
          (b) (c)...................................        6.685   12/01/12        7,987,785
 2,500    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser B Rfdg (AMT)..........................        5.900   10/01/30        2,500,050
11,190    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser C Rfdg................................        5.500   10/01/30       11,038,599
 1,000    Directors St NV Dept Business Las Ventanas
          Retirement Proj Ser B (Acquired 12/09/04,
          Cost $1,970,600) (c)......................        6.000   11/15/14        1,043,490
   925    Henderson, NV Loc Impt Dist No T 13 Ser
          A.........................................        6.800   03/01/22          953,333
 3,700    Henderson, NV Loc Impt Dist No T 13 Ser
          B.........................................        6.900   03/01/22        3,814,219
 1,400    Las Vegas, NV Loc Impt Bds Spl Impt Dist
          No 607....................................        6.250   06/01/24        1,449,266
   550    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
          Springs...................................        8.000   09/15/13          557,546
 1,730    North Las Vegas, NV Loc Impt Spl Impt Dist
          No 60 Aliante.............................        6.400   12/01/22        1,785,793
 4,820    Reno, NV Spl Assmt Dist No 4 Somersett
          Pkwy......................................        6.625   12/01/22        4,970,384
                                                                               --------------
                                                                                   48,821,311
                                                                               --------------
          NEW HAMPSHIRE  1.1%
 4,845    New Hampshire Higher Ed & Hlth Daniel
          Webster College Issue.....................        6.300   07/01/29        4,901,880
   435    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Colby-Sawyer College Issue............        7.200   06/01/12          454,118
 2,565    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Colby-Sawyer College Issue............        7.500   06/01/26        2,672,935
 2,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev First Mtg Odd Fellows Home Rfdg.......        9.000   06/01/14        2,201,640
 1,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Havenwood-Heritage Heights............        7.350   01/01/18        1,031,540
 4,825    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Havenwood-Heritage Heights............        7.450   01/01/25        4,977,181
 2,075    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Hlthcare Visiting Nurse (Acquired
          09/23/93, Cost $2,043,708) (c)............        7.250   09/01/23        2,080,250

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW HAMPSHIRE (CONTINUED)
$4,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev New England College...................        6.125%  03/01/19   $    3,335,440
   695    New Hampshire Higher Ed & Hlth Fac Auth
          Rev New London Hosp Assn Proj.............        7.500   06/01/05          695,000
 1,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Riverwoods at Exeter Ser A............        6.500   03/01/23        1,016,110
 1,500    New Hampshire Higher Ed & Hlth Hosp
          Littleton Hosp Assn Ser A.................        5.900   05/01/18        1,561,440
 1,250    New Hampshire Higher Ed & Hlth Hosp
          Littleton Hosp Assn Ser A.................        6.000   05/01/28        1,269,013
 1,570    New Hampshire Hlth & Ed Fac Auth Rev
          Huntington at Nashua Ser A................        6.875   05/01/23        1,653,446
 4,600    New Hampshire Hlth & Ed Fac Auth Rev
          Huntington At Nashua Ser A................        6.875   05/01/33        4,774,156
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
          College Issue.............................        7.500   01/01/31        1,113,810
 6,315    New Hampshire Hlth & Ed Fac Daniel Webster
          College Issue.............................        7.500   07/01/31        6,635,739
 1,735    New Hampshire Hlth & Ed Fac Hlthcare Sys
          Covenant Hlth.............................        5.500   07/01/34        1,845,034
 1,055    New Hampshire Hlth & Ed Fac Speare Mem
          Hosp......................................        5.500   07/01/25        1,095,058
 1,150    New Hampshire Hlth & Ed Fac Speare Mem
          Hosp......................................        5.875   07/01/34        1,206,028
 2,840    New Hampshire St Business Fin Auth Elec
          Fac Rev Plymouth Cogeneration (AMT)
          (Acquired 06/29/93, Cost $2,795,037)
          (c).......................................        7.750   06/01/14        2,911,966
 3,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Sys Ser A Rfdg........        7.000   10/01/29        3,047,010
   140    New Hampshire St Hsg Fin Auth Single
          Family Rev Mtg Acquisition Ser G (AMT)....        6.300   01/01/26          142,941
   230    New Hampshire St Hsg Fin Auth Single
          Family Rev Ser D (AMT)....................        5.900   07/01/28          238,880
                                                                               --------------
                                                                                   50,860,615
                                                                               --------------
          NEW JERSEY  4.4%
 4,990    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (Acquired 03/08/96,
          01/29/97, 02/03/97, 05/20/97, Cost
          $5,158,542) (c) (d).......................        8.400   04/01/24        4,756,069
 2,000    Camden Cnty, NJ Impt Auth Rev Hlthcare
          Redev Cooper Hlth Ser A...................        5.750   02/15/34        2,136,040
 6,000    New Jersey Econ Dev Auth Cedar Crest Vlg
          Inc Fac Ser A.............................        7.250   11/15/21        6,503,520
 3,450    New Jersey Econ Dev Auth Econ Dev Rev
          United Methodist Homes Ser A..............        6.125   07/01/23        3,571,923
 5,800    New Jersey Econ Dev Auth Econ Dev Rev
          United Methodist Homes Ser A..............        6.250   07/01/33        6,015,644

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$  175    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A................................        7.000%  02/01/10   $      183,878
 1,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A................................        7.375   02/01/17        1,598,985
 3,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A................................        7.500   02/01/27        3,737,895
 2,355    New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj......................        5.750   10/01/23        2,370,567
   600    New Jersey Econ Dev Auth First Mtg
          Hamilton Continuing Care Ser A............        8.350   11/01/30          622,656
 1,500    New Jersey Econ Dev Auth First Mtg
          Presbyterian Ser A........................        6.250   11/01/20        1,564,890
 1,500    New Jersey Econ Dev Auth First Mtg
          Presbyterian Ser A........................        6.375   11/01/31        1,554,960
 1,250    New Jersey Econ Dev Auth First Mtg
          Seashore Gardens Proj.....................        8.000   04/01/23        1,288,550
 3,500    New Jersey Econ Dev Auth First Mtg
          Seashore Gardens Proj.....................        8.000   04/01/31        3,587,150
 6,000    New Jersey Econ Dev Auth First Mtg
          Seashore Gardens Proj.....................        7.750   04/01/33        6,044,400
 1,000    New Jersey Econ Dev Auth Holt Hauling &
          Warehsg Rev Ser G Rfdg (e)................        8.400   12/15/15          793,990
 2,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Seabrook Vlg Inc Ser A................        8.250   11/15/30        2,257,400
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A.................................        8.000   11/15/15        1,127,020
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A.................................        8.125   11/15/18        1,082,430
 1,440    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A.................................        8.125   11/15/23        1,630,872
 4,000    New Jersey Econ Dev Auth Rev Cig Tax......        5.750   06/15/29        4,326,200
   975    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A (e)..................        8.250   04/01/10          510,393
 2,060    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A (e)..................        8.500   04/01/16        1,071,076
   430    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Escrowed to
          Maturity).................................        7.500   11/01/05          438,394
 1,100    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06).................................        8.500   11/01/16        1,205,072
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06).................................        8.625   11/01/25        1,645,800
 1,550    New Jersey Econ Dev Auth Rev Kullman Assoc
          LLC Proj Ser A (AMT)......................        6.125   06/01/18        1,415,476

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$  825    New Jersey Econ Dev Auth Rev Kullman Assoc
          LLC Proj Ser A (AMT)......................        6.750%  07/01/19   $      782,991
 2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplanade Bear (AMT)......................        7.000   06/01/39        2,116,000
 7,055    New Jersey Econ Dev Auth Spl Fac Rev Contl
          Airl Inc Proj (AMT).......................        6.625   09/15/12        6,668,739
12,360    New Jersey Econ Dev Auth Spl Fac Rev Contl
          Airl Inc Proj (AMT).......................        6.250   09/15/19       10,885,699
 1,000    New Jersey Econ Dev Auth Spl Fac Rev Contl
          Airl Inc Proj (AMT).......................        6.400   09/15/23          876,520
18,590    New Jersey Econ Dev Auth Spl Fac Rev Contl
          Airl Inc Proj (AMT).......................        6.250   09/15/29       15,725,653
   680    New Jersey Econ Dev Auth Spl Fac Rev Contl
          Airl Inc Proj (AMT).......................        7.000   11/15/30          620,514
25,125    New Jersey Econ Dev Auth Spl Fac Rev Contl
          Airl Inc Proj (AMT).......................        9.000   06/01/33       26,623,958
 4,895    New Jersey Econ Dev Auth Sr Mtg Arbor Ser
          A.........................................        6.000   05/15/28        4,965,635
 4,000    New Jersey Econ Dev Auth Utd Methodist
          Homes NJ Oblig............................        5.750   07/01/29        4,012,000
 4,385    New Jersey Hlthcare Fac Fin Auth Rev Cap
          Hlth Sys Oblig Grp Ser A..................        5.750   07/01/23        4,769,828
 1,500    New Jersey Hlthcare Fac Fin Auth Rev Cap
          Hlth Sys Oblig Grp Ser A..................        5.000   07/01/26        1,536,510
 3,000    New Jersey Hlthcare Fac Fin Auth Rev Cap
          Hlth Sys Oblig Grp Ser A..................        5.375   07/01/33        3,142,980
 1,595    New Jersey Hlthcare Fac Fin Auth Rev Care
          Institute Inc Cherry Hill Proj............        7.750   07/01/10        1,700,764
 1,000    New Jersey Hlthcare Fac Fin Auth Rev Care
          Inst Inc Cherry Hill Proj.................        8.000   07/01/27        1,054,410
 1,000    New Jersey Hlthcare Fac Fin Auth Rev
          Palisades Med Ctr NY Hlthcare.............        6.625   07/01/31        1,104,810
 1,250    New Jersey Hlthcare Fac Fin Auth Rev
          Pascack Vlg Hosp Assn.....................        6.000   07/01/13        1,196,725
 1,200    New Jersey Hlthcare Fac Fin Auth Rev
          Pascack Vlg Hosp Assn.....................        6.500   07/01/23        1,201,476
 7,000    New Jersey Hlthcare Fac Fin Auth Rev
          Pascack Vlg Hosp Assn.....................        6.625   07/01/36        7,008,540
 1,640    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg............        7.250   07/01/14        1,732,414
 2,135    New Jersey Hlthcare Fac Fin Auth Rev South
          Jersey Hosp...............................        6.000   07/01/32        2,303,814
   720    New Jersey Hlthcare Fac Trinitas Hosp
          Oblig Grp.................................        7.500   07/01/30          816,739
 1,055    New Jersey St Ed Fac Auth Rev Caldwell
          College Ser A.............................        7.250   07/01/25        1,077,007

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$3,665    New Jersey St Ed Fac Auth Rev Felician
          College of Lodi Ser D (Acquired 11/07/97,
          Cost $3,665,000) (c)......................        7.375%  11/01/22   $    3,707,844
 5,000    New Jersey St Ed Fac Auth Rols RR II
          R 295 1 (Inverse Fltg) (Acquired 08/23/04,
          Cost $5,307,058) (a) (b) (c)..............        6.919   07/01/26        5,727,500
 5,000    New Jersey St Ed Fac Auth Rols RR II
          R 295 1 (Inverse Fltg) (Acquired 08/23/04,
          Cost $5,275,721) (a) (b) (c)..............        6.919   07/01/27        5,719,600
10,625    Tobacco Settlement Fin Corp NJ............        6.750   06/01/39       11,572,113
 1,650    Tobacco Settlement Fin Corp NJ............        6.250   06/01/43        1,706,051
 5,000    Tobacco Settlement Fin Corp NJ............        6.000   06/01/37        5,095,700
 2,000    Tobacco Settlement Fin Corp NJ............        6.125   06/01/42        2,046,760
                                                                               --------------
                                                                                  200,540,544
                                                                               --------------
          NEW MEXICO  0.7%
 7,015    Albuquerque, NM Retirement Fac Rev La Vida
          Llena Proj Ser B Rfdg.....................        6.600   12/15/28        7,018,087
 1,500    Bernalillo Cnty, NM Multi-Family Rev Hsg
          Sr Solar Villas Apt Ser F.................        7.250   10/15/22        1,551,555
 1,495    Cabezon Pub Impt Dist NM..................        6.300   09/01/34        1,511,998
 3,000    Farmington, NM Pollutn Ctl Rev Public Svc
          Co NM Proj Ser A (AMT)....................        6.600   10/01/29        3,262,770
 3,870    New Mexico Hsg Auth Region III Sr
          Brentwood Gardens Apt Ser A (AMT).........        6.850   12/01/31        3,999,800
 2,345    New Mexico Regl Hsg Auth Hsg Wildewood Apt
          Proj Sr Ser A (a).........................        7.500   12/01/30        2,453,503
 2,725    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
          Woodleaf Apt Proj Ser A Rfdg (GNMA
          Collateralized)...........................        7.125   12/15/27        2,758,436
 3,405    San Juan Cnty, NM Multi-Family Hsg Apple
          Ridge Apts Sr Ser A (AMT) (a).............        7.250   12/01/31        3,478,786
 3,250    Santa Fe Cnty, NM Proj Rev El Castillo
          Retirement Ser A..........................        5.625   05/15/25        3,297,515
 3,000    Santa Fe, NM Edl Fac Rev Impt College of
          Santa Fe Proj.............................        5.750   10/01/28        3,068,220
   550    Santa Fe, NM Indl Rev Casa Real Nursing
          Home Rfdg.................................        9.750   01/01/13          552,926
   750    Ventana West Pub Impt Dist NM.............        6.875   08/01/33          769,628
                                                                               --------------
                                                                                   33,723,224
                                                                               --------------
          NEW YORK  6.9%
 1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A..........................        7.000   12/01/24          743,050
 1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A..........................        7.000   12/01/34        1,114,425
 1,960    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A..........................        6.875   06/01/39        1,875,936

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$  980    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A.............................        7.750%  11/15/10   $    1,073,512
 3,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A.............................        8.125   11/15/20        3,256,290
 1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A.............................        8.250   11/15/30        1,089,190
 1,340    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A
          (AMT).....................................        6.250   12/01/23        1,342,157
 4,760    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A
          (AMT).....................................        6.375   12/01/37        4,762,190
   805    Castle Rest Residential Hlthcare Fac NY
          Rev Hlthcare Fac Ser B....................        8.000   08/01/10          827,709
 3,455    Dutchess Cnty, NY Indl Dev Agy Saint
          Francis Hosp Ser A Rfdg...................        7.500   03/01/29        3,623,569
 7,500    Metropolitan Trans Auth NY Rites Port Auth
          1273 (Inverse Fltg) (Acquired 08/30/04,
          Cost $8,281,329) (FSA Insd) (a) (b) (c)...        6.795   11/15/24        8,961,600
 2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
          Cloverwood Sr Living Ser A................        6.750   05/01/23        1,619,080
 5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
          Cloverwood Sr Living Ser A................        6.875   05/01/33        4,052,800
   865    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj......................................        8.000   11/15/15          934,304
 1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj......................................        8.550   11/15/32        1,712,211
 1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
          Rev.......................................        6.200   06/01/29        1,025,260
 2,000    New York City Indl Dev Agy Amern Airl Inc
          Proj (AMT)................................        6.900   08/01/24        1,585,380
 2,110    New York City Indl Dev Agy British Airways
          Plc Proj (AMT)............................        5.250   12/01/32        1,857,074
12,475    New York City Indl Dev Agy British Airways
          Plc Proj (AMT)............................        7.625   12/01/32       13,937,943
 3,320    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled........        7.500   08/01/26        3,424,547
 3,575    New York City Indl Dev Agy Civic Fac Rev
          Our Lady of Mercy Med Ctr Pkg Corp Proj...        8.500   12/30/22        3,269,802
 3,000    New York City Indl Dev Agy Civic Fac Rev
          Psch Inc Proj.............................        6.375   07/01/33        3,210,990
 2,650    New York City Indl Dev Agy Civic Fac Rev
          Spl Place Inc Proj Ser A..................        7.000   01/01/33        2,803,594
 5,345    New York City Indl Dev Agy Civic Fac Rev
          Touro College Proj Ser A (Acquired
          06/29/99, 06/6/01, 07/22/02, Cost
          $4,980,640) (c)...........................        6.350   06/01/29        5,541,696
 4,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser A (AMT)..........................        8.000   08/01/12        3,758,240

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser B (AMT)..........................        8.500%  08/01/28   $    2,799,510
   315    New York City Indl Dev Agy Lycee Francais
          De NY Proj Ser A (ACA Insd)...............        5.375   06/01/23          330,337
 5,000    New York City Indl Dev Agy Lycee Francais
          De NY Ser C...............................        6.800   06/01/28        5,328,500
 3,500    New York City Indl Dev Agy Northwest Airl
          Inc (AMT).................................        6.000   06/01/27        2,387,420
30,000    New York City Indl Dev Agy Rev Liberty-7
          World Trade Ctr Ser A.....................        6.250   03/01/15       30,883,500
12,000    New York City Indl Dev Agy Rev Liberty-7
          World Trade Ctr Ser A.....................        6.500   03/01/35       12,352,440
 7,500    New York City Indl Dev Agy Rev Visy Paper
          Inc Proj (AMT)............................        7.950   01/01/28        7,865,775
 1,250    New York City Indl Dev Agy Spl Fac Rev
          Contl Airl Inc (AMT)......................        8.000   11/01/12        1,228,388
 1,250    New York City Indl Dev Agy Spl Fav Rev
          Contl Airl Inc (AMT)......................        8.375   11/01/16        1,249,988
 5,020    New York City Muni Wtr Auth Rev Drivers
          Ser 297 (Inverse Fltg) (Acquired 09/27/02,
          Cost $5,236,509) (FSA Insd) (a) (b) (c)...        7.612   06/15/26        5,628,876
 5,000    New York City Muni Wtr Fin Drivers Ser 499
          (Inverse Fltg) (Acquired 08/18/04, Cost
          $5,095,296) (a) (b) (c)...................        6.716   06/15/11        5,516,450
 1,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser A (Prerefunded @ 06/15/09)
          (FGIC Insd)...............................        5.750   06/15/31        1,114,710
 3,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser B (FSA Insd)..................        5.000   06/15/36        3,189,420
22,500    New York City Trans Drivers Ser 508
          (Inverse Fltg) (Acquired 08/31/04,
          09/15/04, 10/20/04, Cost $23,080,276) (b)
          (c).......................................        6.726   02/01/12       24,917,175
 1,750    New York St Dorm Auth Rev Mtg Ellis Hosp
          (FHA Gtd).................................        4.750   02/15/32        1,789,848
 2,000    New York St Dorm Auth Rev North Shore L I
          Jewish Grp................................        5.375   05/01/23        2,132,540
 4,375    New York St Dorm Auth Rev Rites Port Auth
          1272 Ser A (Inverse Fltg) (Acquired
          08/23/04, Cost $4,981,799) (FGIC Insd) (a)
          (b) (c)...................................        6.306   07/01/18        5,171,425
 6,220    New York St Dorm Auth Rev Rites Port Auth
          1272 Ser B (Inverse Fltg) (Acquired
          08/23/04, Cost $6,990,338) (FGIC Insd) (a)
          (b) (c)...................................        6.306   07/01/19        7,272,735
 2,500    New York St Dorm Auth Rev Winthrop South
          Nassau Univ...............................        5.500   07/01/23        2,672,100
 5,195    New York St Dorm Auth Rev Winthrop South
          Nassau Univ...............................        5.750   07/01/28        5,614,288

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$4,000    New York St Dorm Auth Rev Winthrop Univ
          Hosp Assn Ser A...........................        5.500%  07/01/23   $    4,269,800
 2,140    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
          Ser A.....................................        7.600   09/01/15        2,138,117
 1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A.................        5.875   12/01/29        1,236,400
 1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser B.................        6.000   12/01/19        1,539,547
   300    Onondaga Cnty, NY Indl Dev Agy Civic Fac
          Rev Iroquois Nursing Home Ser B (FHA Gtd)
          (a).......................................        7.000   02/01/09          299,997
 4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
          Life Care Ctr Proj Ser A..................        7.000   08/01/31        4,183,960
   350    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev
          (a).......................................        7.000   02/01/12          366,212
 2,400    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
          Living Proj (AMT).........................        6.375   10/01/28        2,282,040
10,000    Port Auth NY & NJ Cons 132nd Ser..........        5.000   09/01/33       10,583,800
 6,225    Port Auth NY & NJ Rites Port Auth 1269 Ser
          A (AMT) (Inverse Fltg) (Acquired 08/03/04,
          Cost $6,967,408) (MBIA Insd) (a) (b)
          (c).......................................        6.772   05/01/12        7,514,011
 3,580    Port Auth NY & NJ Rites Port Auth 1269 Ser
          B (AMT) (Inverse Fltg) (Acquired 08/03/04,
          Cost $3,963,950) (MBIA Insd) (a) (b)
          (c).......................................        6.772   05/01/12        4,292,957
 4,000    Port Auth NY & NJ Rites Port Auth 1271
          (AMT) (Inverse Fltg) (Acquired 08/17/04,
          Cost $4,686,190) (MBIA Insd) (a) (b)
          (c).......................................        6.772   11/01/16        4,860,080
 5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
          Rev Dominican College Proj (Prerefunded @
          05/01/08) (Acquired 06/30/98, 01/28/00,
          11/13/00, 11/17/00, Cost $4,653,737)
          (c).......................................        6.250   05/01/28        5,588,844
 2,275    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Highpointe at Malta Proj Ser A............        6.875   06/01/39        2,177,425
 1,000    Suffolk Cnty, NY Gurwin Jewish Phase II...        6.700   05/01/39        1,039,890
 5,250    Suffolk Cnty, NY Indl Dev Agy Continuing
          Care Retirement Cmnty Rev First Mtg
          Jeffersons Ferry..........................        7.250   11/01/28        5,608,418
 1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
          Care Retirement Peconic Landing Ser A.....        8.000   10/01/20        1,124,120
 2,000    Suffolk Cnty, NY Indl Dev Agy Continuing
          Care Retirement Peconic Landing Ser A.....        8.000   10/01/30        2,236,440
 4,680    Suffolk Cnty, NY Indl Dev Agy Eastern Long
          Is Hosp Assoc Ser A.......................        7.750   01/01/22        4,951,534
 3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A (AMT).....        6.375   12/01/17        2,820,008

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$4,600    Sullivan Cnty, NY Indl Dev Agy Civic Fac
          Rev Hebrew Academy Spl Children (a).......        7.500%  06/01/32   $    4,714,172
   250    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
          Rest Ser B................................        7.500   08/01/10          252,893
 1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A.........................        7.375   03/01/21        1,440,437
 2,325    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A.........................        7.375   03/01/31        2,470,382
 5,000    Triborough Brdg & Tunl Auth NY Drivers Ser
          525 (Inverse Fltg) (Acquired 09/29/04,
          Cost $5,435,100) (a) (b) (c)..............        6.726   11/15/32        5,497,600
   695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A...............        6.250   06/01/08          695,375
 1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A...............        6.400   06/01/14          974,710
 3,895    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A...............        6.450   06/01/24        3,621,649
 3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Civic Fac.........................        6.850   12/01/31        3,971,363
   765    Utica, NY Indl Dev Agy Civic Utica College
          Proj Ser A................................        6.875   12/01/24          824,578
 1,235    Utica, NY Indl Dev Agy Civic Utica College
          Proj Ser A................................        6.875   12/01/34        1,325,600
 5,000    Westchester Cnty, NY Indl Dev Agy Mtg
          Kendal on Hudson Proj Ser A...............        6.375   01/01/24        5,269,600
 5,000    Westchester Cnty, NY Indl Dev Agy Mtg
          Kendal on Hudson Proj Ser A...............        6.500   01/01/34        5,280,950
 2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
          Sr Hsg Inc Ser A..........................        7.375   07/01/30        2,135,820
                                                                               --------------
                                                                                  314,436,703
                                                                               --------------
          NORTH CAROLINA  0.7%
 1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl
          Fin Auth Intl Paper Co Proj Ser A (AMT)...        5.900   09/01/25        1,050,050
 1,250    North Carolina Cap Fac Fin Agy Rev Duke
          Univ Proj Ser A...........................        5.125   10/01/41        1,305,088
 1,000    North Carolina Med Care Commn First Mtg
          Arbor Acres Cmnty Proj....................        6.250   03/01/27        1,060,620
 7,050    North Carolina Med Care Commn First Mtg
          Baptist Retirement Ser A..................        6.400   10/01/31        7,260,020
 3,000    North Carolina Med Care Commn First Mtg
          Forest at Duke Proj.......................        6.375   09/01/32        3,213,150
 2,500    North Carolina Med Care Commn First Mtg
          Presbyterian Homes Proj...................        7.000   10/01/31        2,682,350
 2,500    North Carolina Med Care Commn First Mtg
          Salemtowne Proj...........................        6.625   04/01/31        2,626,950

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NORTH CAROLINA (CONTINUED)
$1,200    North Carolina Med Care Commn First Mtg
          United Methodist Homes....................        7.000%  10/01/17   $    1,325,124
 1,250    North Carolina Med Care Commn First Mtg
          United Methodist Homes....................        7.250   10/01/32        1,368,750
 9,500    North Carolina Med Care Commn Retirement
          Fac Rev First Mtg Givens Estates Proj Ser
          A.........................................        6.500   07/01/32       10,261,045
                                                                               --------------
                                                                                   32,153,147
                                                                               --------------
          NORTH DAKOTA  0.3%
 2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
          Reg Lutheran Rfdg.........................        6.100   10/01/23        2,300,663
   495    Fargo, ND Multi-Family Rev Hsg Trollwood
          Vlg Proj Ser A Rfdg (AMT).................        7.250   09/01/21          497,257
   765    Fargo, ND Multi-Family Rev Hsg Trollwood
          Vlg Proj Ser A Rfdg (AMT).................        7.400   09/01/26          768,465
 2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
          Vlg Proj Ser A Rfdg (AMT).................        7.600   09/01/31        2,140,013
 1,000    Grand Forks, ND Nursing Fac Vly Homes &
          Svcs Proj Ser A...........................        6.250   11/01/29        1,040,610
 4,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj...........................        6.250   12/01/34        3,962,760
 1,880    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj...........................        6.375   12/01/34        1,875,037
                                                                               --------------
                                                                                   12,584,805
                                                                               --------------
          OHIO  1.5%
 1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
          Summa Hosp Ser A..........................        5.375   11/15/24        1,542,375
 4,000    Athens Cnty, OH Hosp Fac Rev Impt
          O'Bleness Mem Ser A Rfdg..................        6.900   11/15/23        4,285,120
 7,650    Athens Cnty, OH Hosp Fac Rev Impt
          O'Bleness Mem Ser A Rfdg..................        7.125   11/15/33        8,101,656
 5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
          Increment Proj............................        7.350   12/01/31        5,449,900
   870    Cleveland, OH Arpt Spl Rev Contl Airl Inc
          Proj (AMT)................................        5.375   09/15/27          639,824
 2,500    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
          Cnty OH Inc Proj Ser C....................        6.250   05/15/32        2,512,050
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall (Prerefunded @ 11/15/05)....        7.200   11/15/14        1,031,950
 1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall (Prerefunded @ 11/15/05)....        7.300   11/15/23        1,548,930
 3,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj......................................        7.500   01/01/30        3,406,710
 1,039    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Park Lane Apts Ser A1 Rfdg (i)............  6.000/7.625   10/01/37          701,198
 1,802    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Park Lane Apts Ser A2 Rfdg (e)............        5.460   10/01/37                0

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg..........        6.000%  01/01/32   $    7,812,630
 4,000    Dayton, OH Spl Fac Rev Air Freight Cargo
          Day LLC Proj (AMT)........................        6.300   04/01/22        3,693,600
 2,000    Dayton, OH Spl Fac Rev Air Freight Ser D
          (AMT).....................................        6.200   10/01/09        2,221,120
 1,245    Erie Cnty, OH Hosp Fac Rev Firelands Regl
          Med Ctr Ser A.............................        5.625   08/15/32        1,318,654
 2,080    Hamilton Cnty, OH Multi-Family Rev Hsg
          Garden Hill Washington Pk Apt (AMT).......        7.750   10/01/21        1,869,421
 2,500    Lorain Cnty, OH Hosp Rev Catholic
          Hlthcare..................................        5.375   10/01/30        2,639,175
 2,100    Lorain Cnty, OH Hosp Rev Mtg Elyria United
          Methodist Ser C Rfdg (Prerefunded @
          06/01/06).................................        6.875   06/01/22        2,219,448
 1,000    Lucas Cnty, OH Hlthcare Impt Sunset
          Retirement Ser A Rfdg.....................        6.550   08/15/24        1,070,750
   500    Lucas Cnty, OH Hlthcare Impt Sunset
          Retirement Ser A Rfdg.....................        6.625   08/15/30          533,765
 1,000    Madison Cnty, OH Hosp Impt Rev Madison
          Cnty Hosp Proj Rfdg (Prerefunded @
          08/01/08).................................        6.250   08/01/18        1,029,880
 3,300    Madison Cnty, OH Hosp Impt Rev Madison
          Cnty Hosp Proj Rfdg (Prerefunded @
          08/01/08).................................        6.400   08/01/28        3,632,475
 2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
          Cleveland Ser A Rfdg......................        6.000   12/01/13        2,091,960
 3,000    Ohio St Environmental Fac Rev Ford Motor
          Co Proj (AMT).............................        5.750   04/01/35        2,786,550
 1,000    Pinnacle Cmnty Infrastructure Fac Ser A...        6.000   12/01/22        1,052,110
 2,000    Pinnacle Cmnty Infrastructure Fac Ser A...        6.250   12/01/36        2,081,860
   500    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj.......................        6.300   02/15/24          538,495
 2,030    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj.......................        6.400   02/15/34        2,168,507
                                                                               --------------
                                                                                   67,980,113
                                                                               --------------
          OKLAHOMA  1.4%
 1,170    Citizen Potawatomi Nation, OK Ser A.......        6.500   09/01/16        1,235,122
 1,150    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A...........................        7.625   08/01/20        1,172,644
 1,000    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A...........................        7.750   08/01/30        1,013,560
 2,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Rfdg.................................        6.000   04/01/22        2,014,280
 1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg...........................        7.000   04/01/25        1,219,920
 1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg...........................        7.600   04/01/30        2,059,332

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OKLAHOMA (CONTINUED)
$5,000    Oklahoma Dev Fin Auth Rev Comache Cnty
          Hosp Proj Ser B...........................        6.375%  07/01/21   $    5,629,500
   500    Oklahoma Dev Fin Auth Rev Comache Cnty
          Hosp Proj Ser B...........................        6.600   07/01/31          561,205
 2,500    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09).................................        5.750   08/15/12        2,765,000
 2,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09).................................        5.750   08/15/13        2,212,000
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09).................................        5.750   08/15/15        1,106,000
 3,740    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09).................................        5.625   08/15/19        4,118,226
 6,220    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09).................................        5.625   08/15/29        6,849,029
 1,000    Stillwater, OK Med Ctr Auth...............        5.625   05/15/23        1,055,230
 2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
          Shadybrook Apt Ser A......................        6.375   07/01/28        1,570,500
 2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl
          Proj......................................        7.350   12/01/11        2,222,123
   750    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
          Rfdg......................................        6.250   06/01/20          677,348
10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
          (AMT).....................................        6.000   06/01/35        9,606,300
 5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
          (AMT).....................................        5.650   12/01/35        4,759,200
10,450    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg
          (AMT).....................................        7.750   06/01/35       10,822,438
                                                                               --------------
                                                                                   62,668,957
                                                                               --------------
          OREGON  1.0%
 2,000    Clackamas Cnty, OR Hosp Fac Willamette
          View Inc Proj Ser A.......................        7.500   11/01/29        2,136,320
 1,280    Clatsop Care Ctr Hlth Dist OR Rev Sr
          Hsg.......................................        6.000   08/01/14        1,269,222
 4,000    Clatsop Care Ctr Hlth Dist OR Rev Sr
          Hsg.......................................        6.875   08/01/28        4,043,520
 1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
          Hsg Forest Glen Ser A (a).................        7.500   09/01/27        1,767,388
 9,700    Multnomah Cnty, OR Hosp Fac Auth Rev
          Terwilliger Plaza Proj Rfdg (Acquired
          05/16/03, 11/17/03, Cost $9,663,295)
          (c).......................................        6.500   12/01/29        9,936,971
 3,000    Oregon St Fac Auth Rev College Hsg
          Northwest Proj Ser A......................        5.450   10/01/32        3,092,310
 3,753    Oregon St Hlth Hsg Ed & Cultural Fac Auth
          (AMT).....................................        7.250   06/01/28        3,796,367

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OREGON (CONTINUED)
$2,990    Oregon St Hlth Hsg Ed Auth Ore Baptist
          Retirement Homes Ser A....................        8.000%  11/15/26   $    3,118,989
 1,110    Oregon St Hsg & Cmnty Svc Dep Single
          Family Mtg Ser A..........................        5.350   07/01/30        1,140,625
   165    Oregon St Hsg & Cmnty Svc Dep Single
          Family Mtg Ser B (AMT)....................        5.450   07/01/32          168,935
 4,300    Oregon St Vet Welfare Ser 81..............        5.250   10/01/42        4,393,224
 9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
          Retirement Cmnty..........................        7.000   12/01/34       10,055,315
                                                                               --------------
                                                                                   44,919,186
                                                                               --------------
          PENNSYLVANIA  6.1%
11,310    Allegheny Cnty, PA Hosp Dev Auth Covenant
          at South Hills Ser A......................        8.750   02/01/31        7,386,109
 1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
          Fac Villa Saint Joseph....................        5.875   08/15/18        1,002,780
 4,500    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
          Fac Villa Saint Joseph....................        6.000   08/15/28        4,466,115
   330    Allegheny Cnty, PA Hosp Dev Auth Rev
          Covenant at South Hills Ser A.............        8.625   02/01/21          216,140
 1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp
          South Hills Hlth Sys Ser B................        6.625   05/01/20        1,070,230
 1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B.........................................        9.250   11/15/15        1,213,890
 6,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B.........................................        9.250   11/15/22        7,563,691
11,925    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B.........................................        9.250   11/15/30       14,398,007
 1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          (AMT).....................................        6.625   09/01/24        1,630,878
 6,665    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          Air Freight Cargo Fac Pit LLC (AMT) (a)...        7.750   09/01/31        7,030,109
 2,520    Allentown, PA Area Hosp Auth Rev..........        6.500   11/15/08        2,574,432
 7,365    Allentown, PA Area Hosp Auth Rev Sacred
          Heart Hosp of Allentown Ser A Rfdg........        6.750   11/15/14        7,745,034
 4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Ser A
          Rfdg......................................        7.750   05/01/20        4,170,600
 2,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St
          Proj Ser A................................        6.900   01/01/22        2,131,440
 4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St
          Proj Ser A................................        7.000   01/01/34        4,530,987
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler.....................        6.100   05/01/14        1,025,660
   900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler.....................        6.200   05/01/19          922,176
 2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler.....................        6.300   05/01/29        2,032,740
 1,000    Chartiers Vly, PA Indl & Com Dev Auth
          First Mtg Rev Asbury Hlth Ctr Rfdg........        6.375   12/01/19        1,036,120

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,500    Chartiers Vly, PA Indl & Com Dev Auth
          First Mtg Rev Asbury Hlth Ctr Rfdg........        6.375%  12/01/24   $    2,588,075
 2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr
          Proj Rfdg.................................        7.400   12/01/15        2,042,620
10,295    Chester Cnty, PA Hlth & Ed Fac Chester
          Cnty Hosp Ser A...........................        6.750   07/01/31       11,142,484
 2,250    Chester Cnty, PA Hlth & Ed Jenners Pond
          Inc Proj..................................        7.250   07/01/24        2,460,015
 2,200    Chester Cnty, PA Hlth & Ed Jenners Pond
          Inc Proj..................................        7.625   07/01/34        2,418,812
 2,500    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev.......................................        6.250   08/15/29        2,573,075
 1,000    Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg
          (d).......................................        6.500   11/01/18          339,270
 3,250    Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg
          (d).......................................        6.500   11/01/28        1,095,835
 4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Forum Place Ser A.........................        6.000   01/15/25        2,587,920
 5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Riverfront Office.........................        6.000   01/01/25        5,069,020
 1,500    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj Rfdg......................        7.000   06/01/21        1,518,990
12,500    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj Rfdg......................        7.000   06/01/26       12,649,750
 2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
          Proj Ser A Rfdg...........................        7.500   07/01/18        2,179,653
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
          Proj Ser A Rfdg...........................        7.625   07/01/30        1,084,470
 4,360    Grove City, PA Area Hosp Auth Hlth Fac Rev
          Grove Manor Proj..........................        6.625   08/15/29        4,555,938
 4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
          Joseph's Med Ctr..........................        6.200   07/01/26        4,395,097
 2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr
          LLC Proj Rfdg (AMT).......................        5.850   06/01/27        2,320,076
 1,650    Lancaster, PA Indl Dev Auth Rev Garden
          Spot Vlg Proj Ser A.......................        7.625   05/01/31        1,799,820
 2,500    Lehigh Cnty, PA Gen Purp Auth Good
          Shepherd Grp Ser A........................        5.625   11/01/34        2,670,900
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
          Mtg Bible Fellowship Church Home Inc......        7.750   11/01/33        3,273,090
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
          Mtg Bible Fellowship Church Home Inc Proj
          Ser A.....................................        6.000   12/15/23        2,986,620
 1,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp
          Saint Luke's Bethlehem....................        5.375   08/15/33        1,038,540

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$3,000    Lehigh Cnty, PA Gen Purp Auth Rev
          Kidspeace Oblig Grp Rfdg..................        6.000%  11/01/18   $    2,932,350
 6,085    Lehigh Cnty, PA Gen Purp Auth Rev
          Kidspeace Oblig Grp Rfdg..................        6.000   11/01/23        5,855,291
 1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj.........................        6.100   06/01/18        1,711,186
 4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj.........................        6.300   06/01/28        3,742,680
 2,230    Luzerne Cnty, PA Indl Dev Auth First Mtg
          Gross Rev Rfdg (a)........................        7.875   12/01/13        2,242,889
 2,500    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono
          Med Ctr...................................        6.000   01/01/43        2,695,225
 7,000    Montgomery Cnty, PA Higher Ed & Hlth Auth
          Hosp Rev Abington Mem Hosp Ser A..........        5.125   06/01/32        7,194,110
 2,200    Montgomery Cnty, PA Indl Dev Auth
          Retirement Cmnty Rev GDL Farms Corp Proj
          Rfdg......................................        6.500   01/01/20        2,165,306
 2,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A
          Rfdg......................................        6.000   12/01/10        2,000,940
 1,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A
          Rfdg......................................        6.250   12/01/17          960,430
   500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Rfdg
          (Prerefunded @ 12/01/05)..................        7.000   12/01/10          519,335
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Rfdg
          (Prerefunded @ 12/01/05)..................        7.250   12/01/15        1,559,850
 4,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Rfdg
          (Prerefunded @ 12/01/05)..................        7.400   12/01/20        4,162,440
 3,300    Montgomery Cnty, PA Indl Dev Auth Rev
          Hlthcare Adv Geriatric Ser A..............        8.375   07/01/23        3,131,106
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj.................        6.125   02/01/28        1,553,505
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj.................        6.250   02/01/35        1,562,790
 2,660    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy (a)....................        7.750   09/01/14        2,675,481
 1,600    Mount Lebanon, PA Hosp Auth Saint Clair
          Mem Hosp Ser A............................        5.625   07/01/32        1,686,752
 2,350    Northeastern PA Hosp & Ed Auth Hlthcare
          Rev.......................................        7.125   10/01/29        2,428,490
 2,650    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)...............        6.500   11/01/16        2,863,299
 2,900    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)...............        6.125   11/01/21        3,065,213

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,755    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)...............        6.250%  11/01/31   $    2,919,446
 3,000    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev Amtrak Proj Ser A (AMT)...............        6.375   11/01/41        3,164,160
 2,230    Pennsylvania Econ Dev Fin Northwestern
          Human Svc Ser A...........................        5.250   06/01/28        1,923,397
 7,000    Pennsylvania Econ Dev Fin Reliant Energy
          Ser B (AMT)...............................        6.750   12/01/36        7,535,710
 5,000    Pennsylvania St Higher Ed Fac Auth Rev La
          Salle Univ................................        5.500   05/01/34        5,286,400
   985    Pennsylvania St Higher Ed Student Assn Inc
          Proj Ser A................................        6.750   09/01/32        1,042,317
 1,565    Pennsylvania St Higher Ed UPMC Hlth Sys
          Ser A.....................................        6.000   01/15/31        1,739,904
 2,600    Philadelphia, PA Auth for Indl Dev Baptist
          Home of Philadelphia Ser A................        5.500   11/15/18        2,575,586
 5,485    Philadelphia, PA Auth for Indl Dev Baptist
          Home of Philadelphia Ser A................        5.600   11/15/28        5,253,752
 3,050    Philadelphia, PA Auth for Indl Pauls Run
          Ser A.....................................        5.875   05/15/28        3,077,908
 1,090    Philadelphia, PA Auth Indl Dev Cathedral
          Vlg Proj Ser A............................        6.750   04/01/23        1,180,470
 1,500    Philadelphia, PA Auth Indl Dev Cathedral
          Vlg Proj Ser A............................        6.875   04/01/34        1,607,535
 8,500    Philadelphia, PA Auth Indl Dev Rev Coml
          Dev Rfdg..................................        7.750   12/01/17        8,686,745
 2,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev Rfdg.............................        6.500   07/01/27        2,196,677
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Centralized Comp Human Svcs Ser A.....        6.125   01/01/13        1,002,040
 4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Centralized Comp Human Svcs Ser A.....        7.250   01/01/21        4,198,960
 2,495    Philadelphia, PA Hosp & Higher Ed Temple
          Univ Hosp.................................        5.500   11/15/15        2,538,737
 2,000    Philadelphia, PA Hosp & Higher Ed Temple
          Univ Hosp Ser A...........................        6.625   11/15/23        2,037,200
 2,000    Scranton-Lackawanna, PA Hlth & Welfare
          Auth Rev Marian Cmnty Hosp Proj Rfdg
          (Prerefunded @ 01/15/07)..................        7.125   01/15/13        2,158,200
 1,465    Scranton-Lackawanna, PA Hlth & Welfare
          Auth Rev Marian Cmnty Hosp Proj Rfdg
          (Prerefunded @ 01/15/07)..................        7.250   01/15/17        1,583,753
 3,100    Scranton-Lackawanna, PA Hlth & Welfare
          Auth Rev Marian Cmnty Hosp Proj Rfdg
          (Prerefunded @ 01/15/07)..................        7.350   01/15/22        3,355,936

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$3,600    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Fac Redstone Rfdg................        5.850%  11/15/29   $    3,597,084
 2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Fac Redstone Ser B...............        8.000   11/15/23        2,764,900
 2,960    Wilkinsburg, PA Muni Auth Hlth Fac Rev
          Monroeville Christian Ser A...............        8.250   03/01/27        3,130,141
                                                                               --------------
                                                                                  276,202,834
                                                                               --------------
          RHODE ISLAND  0.4%
 2,000    Rhode Island St Econ Dev Corp Rev Oblig
          Providence Place..........................        7.250   07/01/20        1,972,460
 7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
          Lifespan Oblig Grp........................        6.500   08/15/32        8,169,656
   680    Rhode Island St Hlth & Ed Hosp Fin Ser
          A.........................................        5.875   09/15/23          698,924
 5,490    Rhode Island St Hlth & Ed Hosp Fin Ser
          A.........................................        6.000   09/15/33        5,629,885
 1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay
          Vlg Ser A.................................        6.875   05/01/22        1,602,855
                                                                               --------------
                                                                                   18,073,780
                                                                               --------------
          SOUTH CAROLINA  1.7%
 2,000    Lexington Cnty, SC Hlth Svcs..............        5.500   05/01/32        2,125,100
 2,000    Lexington Cnty, SC Hlth Svcs..............        5.500   05/01/37        2,128,400
 1,450    Loris, SC Cmnty Hosp Dist Hosp Rev Ser
          B.........................................        5.625   01/01/29        1,466,516
 1,915    Medical Univ SC Hosp Auth Ser A Rfdg
          (Prerefunded @ 08/15/12)..................        6.250   08/15/22        2,274,541
 1,700    Medical Univ SC Hosp Auth Ser A Rfdg
          (Prerefunded @ 08/15/12)..................        6.375   08/15/27        2,032,707
 7,000    Richland Cnty, SC Environmental Impt Rev
          Intl Paper (AMT)..........................        6.100   04/01/23        7,562,240
 5,050    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Bon Secours Hlth Sys Inc Ser A........        5.625   11/15/30        5,375,422
   543    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Westminster Presbyterian Ctr..........        6.750   11/15/10          582,541
   500    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Westminster Presbyterian Ctr..........        7.500   11/15/20          541,560
 1,200    South Carolina Jobs Econ Dev Auth Hlth Fac
          Rev First Mtg Lutheran Homes Rfdg.........        5.650   05/01/18        1,131,684
 5,000    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser A
          Rfdg......................................        6.125   08/01/23        5,544,400
 9,900    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser A
          Rfdg......................................        6.250   08/01/31       10,993,059
 4,500    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser C
          Rfdg......................................        6.375   08/01/34        5,026,635
 5,500    South Carolina Jobs Econ Dev First Mtg
          Lutheran Homes............................        6.625   05/01/20        5,563,800
 2,540    South Carolina Jobs Econ Dev First Mtg
          Lutheran Homes Rfdg.......................        5.700   05/01/26        2,328,215

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          SOUTH CAROLINA (CONTINUED)
$4,000    South Carolina Jobs Econ Dev First Mtg
          Wesley Commons Proj Rfdg (a)..............        7.750%  10/01/33   $    4,306,800
 3,000    South Carolina Jobs Econ Dev First Mtg
          Westley Commons Proj......................        7.750   10/01/24        3,244,260
 1,650    South Carolina Jobs Econ Episcopal Home
          Still Proj Ser A..........................        6.250   05/15/25        1,721,000
 3,350    South Carolina Jobs Econ Episcopal Home
          Still Proj Ser A..........................        6.375   05/15/32        3,527,182
 5,015    Tobacco Settlement Rev Mgmt Auth SC Tob
          Settlement Rev Ser B......................        6.375   05/15/28        5,246,492
 2,885    Tobacco Settlement Rev Mgmt Auth SC Tob
          Settlement Rev Ser B......................        6.375   05/15/30        3,140,467
                                                                               --------------
                                                                                   75,863,021
                                                                               --------------
          SOUTH DAKOTA  0.5%
 3,750    Minnehaha Cnty, SD Hlth Fac Bethany
          Lutheran Home Proj Ser A..................        7.000   12/01/35        3,746,250
 3,600    Mobridge, SD Hlthcare Fac Rev Mobridge
          Regl Hosp Proj............................        6.500   12/01/22        3,537,360
 1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel
          Vlg Proj Ser A............................        6.625   11/15/23        1,806,963
 3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel
          Vlg Proj Ser A............................        6.750   11/15/33        3,324,198
 6,270    Sioux Falls, SD Multi-Family Hsg Inn
          Westport Proj Ser A (Acquired 01/26/04,
          Cost $6,339,925) (c)......................        7.500   12/01/34        6,509,451
 1,000    South Dakota St Hlth & Ed Fac Auth Rev
          Huron Regl Med Ctr........................        7.250   04/01/20        1,012,590
 2,000    South Dakota St Hlth & Ed Fac Auth Rev
          Sioux VY Hosp & Hlth Sys Ser A............        5.250   11/01/34        2,117,020
 1,600    Winner, SD Econ Dev Rev Winner Regl
          Hlthcare Ctr Rfdg (a).....................        6.000   04/01/28        1,376,624
                                                                               --------------
                                                                                   23,430,456
                                                                               --------------
          TENNESSEE  1.5%
 1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
          Hosp First Mtg Ser B Impt & Rfdg..........        8.000   07/01/33        1,209,930
 1,200    Johnson City, TN Hlth & Ed Appalachian
          Christian Vlg Proj Ser A..................        6.000   02/15/19        1,206,828
 1,000    Johnson City, TN Hlth & Ed Appalachian
          Christian Vlg Proj Ser A..................        6.000   02/15/24          997,670
 5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev First Mtg Mtn States Hlth Ser A
          Rfdg......................................        7.500   07/01/25        6,027,400
 7,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev First Mtg Mtn States Hlth Ser A
          Rfdg......................................        7.500   07/01/33        8,386,070
 1,200    Johnson City, TN Hlth & Ed Fac Brd
          Retirement Fac Rev Appalachian Christian
          Vlg Proj Ser A............................        6.250   02/15/32        1,214,304

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TENNESSEE (CONTINUED)
$7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
          Fac Rev Baptist Hlth Sys East TN..........        6.500%  04/15/31   $    7,341,600
 2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East
          TN Hosp Ser B Rfdg........................        5.750   07/01/33        2,895,291
 1,500    Metropolitan Govt Nashville & Davidson
          Blakeford at Green Hills Rfdg.............        5.650   07/01/16        1,499,970
 4,850    Metropolitan Govt Nashville & Davidson
          Blakeford at Green Hills Rfdg.............        5.650   07/01/24        4,621,323
 1,650    Shelby Cnty, TN Hlth & Ed Germantown Vlg
          Ser A.....................................        7.000   12/01/23        1,722,914
 6,500    Shelby Cnty, TN Hlth & Ed Germantown Vlg
          Ser A.....................................        7.250   12/01/34        6,783,530
 5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
          Rev Drivers Ser 254 (Inverse Fltg)
          (Acquired 04/24/02, Cost $4,922,800) (a)
          (b) (c)...................................        9.116   09/01/21        6,863,450
   375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A............        6.250   11/15/16          375,923
 7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A............        6.375   11/15/25        6,897,590
 4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
          Rev Hosp Wellmont Hlth Sys Proj...........        6.250   09/01/32        4,966,290
 1,750    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj (a)................        7.500   01/01/18        1,754,690
 4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj (a)................        7.750   01/01/29        4,065,197
   850    Tennessee Hsg Dev Agy Ser 2001 3B.........        5.350   07/01/32          879,725
                                                                               --------------
                                                                                   69,709,695
                                                                               --------------
          TEXAS  8.0%
 1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
          LP Proj (AMT).............................        7.250   01/01/25        1,815,776
   410    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A (AMT).............        6.250   10/01/08          410,566
 3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A (AMT).............        6.500   10/01/23        3,643,479
 2,000    Abilene, TX Hlth Fac Dev Corp Retirement
          Fac Rev Sears Methodist Retirement Ser
          A.........................................        6.750   11/15/28        2,053,620
 5,000    Abilene, TX Hlth Fac Dev Corp Retirement
          Fac Rev Sears Methodist Retirement Ser
          A.........................................        7.000   11/15/33        5,378,600
28,670    Alliance Arpt Auth Inc TX Spl Amern Airl
          Inc Proj (AMT)............................        7.500   12/01/29       23,809,288
 1,700    Atlanta, TX Hosp Auth Fac Rev.............        6.750   08/01/29        1,727,659
 1,000    Austin, TX Conv Enterprises Inc First Tier
          Ser A.....................................        6.700   01/01/28        1,073,080
 2,000    Austin-Bergstorm Landhost Enterprises Inc
          TX Arpt Hotel Sr Ser A (d)................        6.750   04/01/27          947,500

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$  750    Bexar Cnty, TX Hlth Fac Dev Corp Army
          Retirement Residence Proj.................        6.125%  07/01/22   $      814,635
 1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
          Retirement Residence Proj.................        6.300   07/01/32        1,085,550
 3,380    Bexar Cnty, TX Hsg Fin Corp Multi-Family
          Hsg Rev Woodland Ridge Apt Proj Ser A.....        7.000   01/01/39        3,326,055
 1,585    Brazos River Auth TX Pollutn Ctl Rev TXU
          Elec Co Proj Ser C Rfdg (Variable Rate
          Coupon) (AMT).............................        5.750   05/01/36        1,701,593
 5,000    Brazos River Auth TX Pollutn Ctl Rev TXU
          Energy Co Proj Ser A Rfdg (AMT)...........        6.750   04/01/38        5,728,300
 9,500    Brazos River Auth TX Pollutn Ctl Rev TXU
          Energy Co Proj Ser B Rfdg (AMT)...........        6.300   07/01/32       10,283,940
10,000    Brazos River Auth TX Pollutn TX Util Co
          Ser A (AMT)...............................        7.700   04/01/33       11,897,400
 1,000    Brazos River Auth TX Rev Reliant Energy
          Inc Proj Ser A Rfdg.......................        5.375   04/01/19        1,041,550
 2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A....................        6.125   02/01/22        2,182,220
 3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A....................        6.250   02/01/32        3,243,090
 6,000    Dallas Cnty, TX Flood Ctl Dist No 1
          Rfdg......................................        7.250   04/01/32        6,236,640
 3,000    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc (AMT).............        8.250   11/01/36        2,703,990
12,080    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc (AMT) (h).........        7.250   11/01/30        9,758,707
 2,690    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc (GTY AGMT: Amern
          Airl) (AMT)...............................        6.375   05/01/35        1,961,064
 1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
          Ser A (AMT) (FGIC Insd)...................        6.000   11/01/28        1,093,100
 3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
          Ser A (AMT) (FGIC Insd)...................        6.000   11/01/32        3,279,300
 7,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt
          Ser A (AMT) (FSA Insd)....................        5.000   11/01/35        7,086,450
 8,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
          Sys Ser A.................................        7.000   09/01/25        8,756,800
 5,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
          Sys Ser A.................................        7.125   09/01/34        5,432,700
 5,390    Grand Prairie, TX Hsg Fin Corp............        7.750   01/01/34        5,324,134
 1,995    Grapevine, TX Indl Dev Corp Rev Sr Air
          Cargo (AMT)...............................        6.500   01/01/24        2,088,925
 3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Good Shepherd Med Ctr Proj Ser A..........        6.375   10/01/21        3,308,040
 5,320    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Good Shepherd Med Ctr Proj Ser A..........        6.500   10/01/26        5,847,212

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Good Shepherd Med Ctr Proj Ser A..........        6.500%  10/01/29   $    2,189,440
   540    Gulf Coast Waste Disp Auth Ser A Rfdg
          (AMT).....................................        6.100   08/01/24          579,598
 1,050    Gulf Coast Waste Disp Auth Valero Energy
          Corp Proj (AMT)...........................        5.700   04/01/32        1,072,071
 5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
          Drivers Ser 223 (Inverse Fltg) (Acquired
          07/31/01, Cost $5,544,649) (b) (c)........        7.968   02/15/17        6,368,623
 2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A............................        6.375   06/01/29        2,221,160
 2,000    Harris Cnty, TX Indl Dev Corp Contl Airl
          Proj Rfdg (AMT) (Acquired 01/26/01, Cost
          $1,650,236) (c)...........................        5.375   07/01/19        1,544,820
 4,750    Harris Cnty-Houston, TX Sports Auth Spl
          Rev Jr Lien Ser B Rfdg (MBIA Insd) (j)....        5.250   11/15/40        5,008,780
10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp
          Inc Proj..................................        6.875   08/15/26       11,016,371
 4,075    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser B (AMT)..........................        6.125   07/15/17        3,535,511
 6,375    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser C (AMT)..........................        6.125   07/15/27        5,237,063
 1,275    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser C (AMT)..........................        5.700   07/15/29          961,924
 7,000    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser E (AMT)..........................        6.750   07/01/21        6,443,850
 4,000    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser E (AMT)..........................        7.375   07/01/22        3,853,400
23,785    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser E (AMT)..........................        6.750   07/01/29       21,402,694
 9,000    Houston, TX Arpt Sys Rev Spl Fac Contl
          Airl Ser E (AMT)..........................        7.000   07/01/29        8,254,080
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
          (FGIC Insd)...............................        5.000   07/01/28        1,021,570
   500    Houston, TX Hlth Fac Dev Corp Buckingham
          Sr Living Cmnty Ser A.....................        7.000   02/15/23          543,185
 4,000    Houston, TX Hlth Fac Dev Corp Buckingham
          Sr Living Cmnty Ser A.....................        7.125   02/15/34        4,322,280
 4,000    Houston, TX Indl Dev Corp Rev Sr Air Cargo
          (AMT).....................................        6.375   01/01/23        4,157,880
10,000    Houston, TX Util Sys Rev Drivers Ser 506
          (Inverse Fltg) (Acquired 08/24/04, Cost
          $10,901,842) (MBIA Insd) (a) (b) (c)
          (j).......................................        7.215   05/15/12       11,685,600
 3,370    Lubbock, TX Hlth Fac Dev Corp Rev First
          Mtg Carillon Proj Ser A (d)...............        6.500   07/01/19        2,843,707
 1,500    Lubbock, TX Hlth Fac Dev Corp Rev First
          Mtg Carillon Proj Ser A (d)...............        6.500   07/01/29        1,220,445

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$2,840    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
          Mem Hlth Sys of East TX Rfdg..............        6.875%  02/15/26   $    2,973,963
 8,500    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
          Mem Hlth Sys of East TX Rfdg..............        5.700   02/15/28        8,820,620
 8,815    Meadow Parc Dev Inc TX Multi-Family Rev
          Hsg Meadow Parc Apt Proj..................        6.500   12/01/30        7,990,092
 1,000    Mesquite, TX Hlth Fac Dev Corp Retirement
          Fac Christian Care Ctr Ser A..............        7.625   02/15/28        1,055,930
 4,000    Mesquite, TX Hlth Fac Dev Corp Retirement
          Fac Christian Care Ctr Ser A..............        6.400   02/15/20        4,028,080
 1,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.......................        6.625   01/01/11        1,023,990
 2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.......................        7.250   01/01/31        2,568,575
 2,000    Midlothian, TX Auth Tax (Acquired
          12/02/04, Cost $2,000,000) (c)............        6.200   11/15/29        2,024,180
 2,820    Midlothian, TX Dev Auth Tax...............        6.700   11/15/23        2,923,325
 2,000    Midlothian, TX Dev Auth Tax...............        7.875   11/15/26        2,223,620
 1,530    North Central, TX Hlth Fac Dev Corp Rev
          Hlth Fac C C Young Mem Proj...............        6.300   02/15/15        1,550,869
 2,250    North Central, TX Hlth Fac Dev Corp Rev
          Hlth Fac C C Young Mem Proj...............        6.375   02/15/20        2,286,495
 5,000    North TX Hlth Fac Dev Corp Hosp Rev Utd
          Regl Hlthcare Sys Inc Proj................        5.500   09/01/28        5,261,800
 3,785    Orange, TX Hsg Dev Corp Multi-Family Rev
          Hsg Vlg at Pine Hallow....................        8.000   03/01/28        3,878,565
 3,000    Richardson, TX Hosp Auth Rev Richardson
          Regl Impt & Rfdg..........................        6.000   12/01/34        3,243,000
 2,430    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
          Henderson Mem Hosp Proj Rfdg..............        7.750   04/01/13        2,430,778
 2,000    Sabine River Auth TX Pollutn Ctl Rev TX
          Elec Proj Ser A Rfdg (AMT)................        6.450   06/01/21        2,147,120
   500    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Part...................        8.250   12/01/19          502,265
 2,000    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Beverly Oaks Apt Proj Ser A.......        7.750   02/01/27        1,757,100
 1,845    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Marbach Manor Apt Proj Ser A
          (AMT).....................................        8.125   06/01/27        1,784,632
 1,401    Texas Gen Svc Cmnty Part Int Office Bldg &
          Land Acquisition Proj.....................        7.000   08/01/24        1,418,945
   965    Texas St Dept Hsg & Cmnty Affairs Single
          Family Rev Mtg Ser A (AMT) (MBIA Insd)....        5.500   03/01/26        1,008,280
   980    Texas St Dept Hsg & Cmnty Affairs Single
          Family Rev Mtg Ser A (AMT) (MBIA Insd)....        5.550   03/01/34        1,020,788

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$2,000    Texas St Pub Fin Auth Sch Excellence Ed
          Proj Ser A (Acquired 12/02/04, Cost
          $1,986,049) (c)...........................        7.000%  12/01/34   $    2,009,620
 1,000    Texas St Student Hsg Corp MSU Proj
          Midwestern St Univ........................        6.500   09/01/22        1,067,150
 4,375    Texas St Student Hsg Corp MSU Proj
          Midwestern St Univ........................        6.500   09/01/34        4,636,013
   560    Texas St Wtr Fin Assistance Ser A (AMT)...        5.125   08/01/42          579,947
 6,200    Tomball, TX Hosp Auth Rev Hosp Tomball
          Regl Hosp.................................        6.000   07/01/29        6,375,088
 3,140    Tomball, TX Hosp Auth Rev Rfdg............        6.125   07/01/23        3,144,333
 1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
          Hosp......................................        5.750   07/01/33        1,059,890
 3,300    University, TX Univ Rev Drivers Ser 517
          (Inverse Fltg) (Acquired 09/22/04, Cost
          $3,719,000) (a) (b) (c)...................        7.609   07/01/23        3,893,670
12,500    University, TX Univ Rev Drivers Ser 584
          (Inverse Fltg) (Acquired 11/09/04, Cost
          $13,131,415) (b) (c)......................        4.550   08/15/12       13,924,375
 8,105    Wichita Cnty, TX Hlth Fac Rolling Meadows
          Fac Ser A Rfdg............................        6.250   01/01/28        8,165,058
 4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
          Proj......................................        7.500   12/01/29        4,394,205
                                                                               --------------
                                                                                  363,697,376
                                                                               --------------
          UTAH  0.4%
 3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
          No 2000-1.................................        8.250   02/01/21        3,027,870
   500    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (e)..................................        7.600   09/01/06          105,000
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (e)..................................        7.800   09/01/15          210,000
10,235    Mountain Regl Wtr Spl Svc Dist Utah Spl
          Impt Dist No 2002-1.......................        7.000   12/01/18       10,289,962
 4,285    South Jordan, UT Spl Assmt Spl Impt Dist
          No 99-1...................................        6.875   11/01/17        4,322,579
 2,435    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
          Ser A.....................................        6.875   07/01/27        2,411,624
                                                                               --------------
                                                                                   20,367,035
                                                                               --------------
          VERMONT  0.5%
 1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin
          Corp Proj Ser B...........................        6.750   03/01/24        1,164,667
 3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin
          Corp Proj Ser B...........................        6.750   03/01/29        3,721,228
 1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
          Developmental & Mental Hlth Ser A.........        6.375   06/15/22        1,383,796

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VERMONT (CONTINUED)
$2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
          Developmental & Mental Hlth Ser A.........        6.500%  06/15/32   $    2,306,732
 3,000    Vermont Ed & Hlth Bldg Fin Agy Rev
          Hlthcare Fac Copley Manor Proj............        6.250   04/01/29        2,139,750
   475    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A.............        6.000   12/15/09          512,820
 1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A.............        6.125   12/15/14        2,073,013
 1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A.............        6.250   12/15/19        1,421,606
 1,805    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj (a)..........................        6.500   10/01/14        1,900,900
 4,130    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj..............................        6.625   10/01/29        4,310,605
                                                                               --------------
                                                                                   20,935,117
                                                                               --------------
          VIRGINIA  2.7%
 2,500    Albemarle Cnty, VA Indl Dev Auto
          Residential Care Fac Ser A................        6.200   01/01/31        2,633,600
 2,955    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj (a)......................        7.750   10/15/26        3,060,080
   215    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj (a)......................        7.750   10/15/26          222,645
 2,000    Bedford Cnty, VA Indl Dev Auth Nekoosa
          Packaging Proj Rfdg (AMT).................        6.300   12/01/25        2,074,640
 1,900    Bedford Cnty, VA Indl Dev Auth Nekoosa
          Packaging Proj Ser A Rfdg (AMT)...........        6.550   12/01/25        1,991,922
 2,215    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
          A.........................................        6.750   03/01/22        2,273,498
 3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
          B (a).....................................        7.000   03/01/32        3,957,043
10,000    Broad Str Cmnty Dev Auth VA...............        7.500   06/01/33       10,520,500
 1,463    Celebrate, VA North Cmnty Dev Auth Spl
          Assmt Rev Celebrate VA North Proj Ser B...        6.600   03/01/25        1,535,770
 8,000    Celebrate, VA North Cmnty Dev Auth Spl
          Assmt Rev Celebrate VA North Proj Ser B...        6.750   03/01/34        8,433,680
 4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr
          Ser A.....................................        5.875   06/01/17        4,407,920
 2,490    Dulles Town Ctr Cmnty Dev Auth Dulles Town
          Ctr Proj..................................        6.250   03/01/26        2,573,689
 2,560    Fairfax Cnty, VA Redev & Hsg Auth Multi-
          Family Hsg Rev............................        7.600   10/01/36        2,769,510
   740    Greensville Cnty, VA Indl Dev Auth Rev
          Indl Dev Wheeling Steel Proj Ser A
          (AMT).....................................        7.000   04/01/14          525,296
 2,665    Hampton, VA Redev & Hsg Auth Rev First Mtg
          Olde Hampton Ser A Rfdg...................        6.500   07/01/16        2,619,482

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VIRGINIA (CONTINUED)
$3,000    Henrico Cnty, VA Econ Dev Auth Residential
          Care Fac Rev Utd Methodist Ser A..........        6.700%  06/01/27   $    3,170,130
 4,000    Henrico Cnty, VA Econ Dev Auth Residential
          Care Fac Rev Utd Methodist Ser A Rfdg.....        6.500   06/01/22        4,260,880
 1,500    Hopewell, VA Indl Dev Auth Res Recovery
          Rev Stone Container Corp Proj Rfdg........        8.250   06/01/16        1,532,850
 5,200    Isle Wight Cnty, VA Indl Dev Auth
          Environment Impt Rev Ser A (AMT)..........        5.700   11/01/27        5,409,300
 1,200    James City Cnty, VA Indl Dev Auth
          Residential Care Fac Rev First Mtg
          Williamsburg Ser A Rfdg...................        6.000   03/01/23        1,295,484
 3,000    James City Cnty, VA Indl Dev Auth
          Residential Care Fac Rev First Mtg
          Williamsburg Ser A Rfdg...................        6.125   03/01/32        3,195,540
 1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun
          Hosp Ctr Ser A (Prerefunded @ 06/01/12)...        6.100   06/01/32        1,167,490
   500    Norfolk, VA Redev & Hsg Auth First Mtg
          Retirement Cmnty A........................        6.000   01/01/25          510,380
 1,950    Norfolk, VA Redev & Hsg Auth First Mtg
          Retirement Cmnty A........................        6.125   01/01/35        1,975,175
 7,000    Peninsula Port Auth VA Residential Care
          Fac Rev VA Baptist Homes Ser A............        7.375   12/01/23        7,801,710
10,500    Peninsula Port Auth VA Residential Care
          Fac Rev VA Baptist Homes Ser A............        7.375   12/01/32       11,541,285
 5,625    Richmond, VA Redev & Hsg Auth Multi-
          Family Rev Ser A Rfdg (a) (i).............  7.500/8.750   12/15/21        5,401,463
 7,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
          Ser A.....................................        6.300   07/01/35        7,169,540
 2,200    Tobacco Settlement Fin Corp VA (h)........        5.500   06/01/26        2,200,836
10,000    Tobacco Settlement Fin Corp VA (h)........        5.625   06/01/37        9,985,300
 4,000    Virginia Gateway Cmnty Dev Prince William
          Cnty......................................        6.375   03/01/30        4,159,960
   570    Virginia Small Business Fin Indl Dev SIL
          Clean Wtr Proj (AMT)......................        7.250   11/01/09          578,579
 1,700    Virginia Small Business Fin Indl Dev SIL
          Clean Wtr Proj (AMT)......................        7.250   11/01/24        1,710,812
                                                                               --------------
                                                                                  122,665,989
                                                                               --------------
          WASHINGTON  1.4%
 2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg...        6.300   01/01/25        1,997,640
   600    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp.......................        7.000   12/01/11          637,986
   400    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp.......................        7.250   12/01/15          415,800
 2,400    Port Seattle, WA Spl Fac Rev Northwest
          Airl Proj (AMT)...........................        7.125   04/01/20        2,281,896

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WASHINGTON (CONTINUED)
$21,000   Port Seattle, WA Spl Fac Rev Northwest
          Airl Proj (AMT)...........................        7.250%  04/01/30   $   19,835,970
 2,000    Skagit Cnty, WA Pub Hosp Dist Rfdg........        6.000   12/01/18        2,190,160
 1,000    Skagit Cnty, WA Pub Hosp Dist Rfdg........        6.000   12/01/23        1,093,530
 2,445    Tobacco Settlement Auth WA Tob Settlement
          Rev.......................................        6.500   06/01/26        2,597,470
 8,315    Tobacco Settlement Auth WA................        6.625   06/01/32        8,773,655
10,975    Washington St Drivers Ser 509 (Inverse
          Fltg) (Acquired 09/08/04, Cost
          $11,324,672) (MBIA Insd) (a) (b) (c)......        6.716   07/01/12       12,329,096
 8,670    Washington St Drivers Ser 593 (Inverse
          Fltg) (Acquired 11/10/04, Cost $9,025,272)
          (FSA Insd) (a) (b) (c)....................        6.716   07/01/12        9,728,174
                                                                               --------------
                                                                                   61,881,377
                                                                               --------------
          WEST VIRGINIA  0.0%
 1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
          Elkins Regl Proj Rfdg.....................        6.125   07/01/23        1,173,975
                                                                               --------------

          WISCONSIN  2.7%
 6,405    Badger Tob Asset Securitization Corp WI...        6.375   06/01/32        6,709,942
 4,180    Baldwin, WI Hosp Rev Mtg Ser A............        6.375   12/01/28        4,204,369
 3,750    Hudson, WI Fac Hlthcare Rev Christian
          Cmnty Home Inc Proj.......................        6.500   04/01/33        3,759,638
 2,625    Milwaukee, WI Rev Sub Air Cargo (AMT).....        7.500   01/01/25        2,700,994
 4,250    Wisconsin St Drivers Ser 490 (Inverse
          Fltg) (Acquired 08/04/04, Cost $4,776,554)
          (MBIA Insd) (a) (b) (c)...................        6.716   05/01/12        5,072,333
 1,800    Wisconsin St Hlth & Ed Fac East Castle Pl
          Inc Proj..................................        6.125   12/01/34        1,803,348
 6,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare..................................        6.400   04/15/33        6,704,880
 8,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare Inc Ser A........................        5.600   02/15/29        9,033,778
 4,750    Wisconsin St Hlth & Ed Fac Auth Rev
          Clement Manor Rfdg........................        5.750   08/15/24        4,711,383
 3,750    Wisconsin St Hlth & Ed Fac Auth Rev
          Froedert & Cmnty Hlth Oblig...............        5.375   10/01/30        3,956,363
   125    Wisconsin St Hlth & Ed Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd) (a)..............        7.200   11/01/05          127,001
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd)..................        7.875   11/01/22        2,071,620
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Hlthcare Dev Inc Proj (Prerefunded @
          11/15/09).................................        6.250   11/15/20        3,373,860
 5,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Milwaukee Catholic Home Inc Proj..........        7.500   07/01/26        5,137,800

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WISCONSIN (CONTINUED)
$7,055    Wisconsin St Hlth & Ed Fac Auth Rev Natl
          Regency of New Berlin Proj (Prerefunded @
          02/15/06).................................        8.000%  08/15/25   $    7,423,483
 2,750    Wisconsin St Hlth & Ed Fac Auth Rev New
          Castle Pl Proj Ser A......................        7.000   12/01/31        2,820,785
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Oakwood Vlg Proj Ser A....................        7.000   08/15/19        2,067,540
 1,250    Wisconsin St Hlth & Ed Fac Auth Rev
          Oakwood Vlg Proj Ser A....................        7.625   08/15/30        1,303,713
 1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl
          Term Middleton Glen Inc Proj (a)..........        5.750   10/01/18        1,099,602
 2,485    Wisconsin St Hlth & Ed Fac Auth Rev Spl
          Term Middleton Glen Inc Proj..............        5.750   10/01/28        2,321,711
   360    Wisconsin St Hlth & Ed Fac Auth Rev Spl
          Term Middleton Glen Inc Proj..............        5.900   10/01/28          342,904
 1,200    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
          Mem Hosp Inc Proj.........................        6.500   07/01/23        1,251,168
 1,000    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
          Mem Hosp Inc Proj.........................        6.625   07/01/28        1,036,590
 2,800    Wisconsin St Hlth & Ed Fac Auth Rev
          Wheaton Franciscan Svcs Ser A.............        5.125   08/15/33        2,888,704
 2,000    Wisconsin St Hlth & Ed Fac Beaver Dam
          Cmnty Hosp Inc Ser A......................        6.500   08/15/24        2,101,460
 2,000    Wisconsin St Hlth & Ed Fac Beaver Dam
          Cmnty Hosp Inc Ser A......................        6.500   08/15/26        2,085,520
 1,000    Wisconsin St Hlth & Ed Fac Beaver Dam
          Cmnty Hosp Inc Ser A......................        6.750   08/15/34        1,051,620
   250    Wisconsin St Hlth & Ed Fac Blood Ctr
          Southeastern Proj.........................        5.500   06/01/24          265,388
   750    Wisconsin St Hlth & Ed Fac Blood Ctr
          Southeastern Proj.........................        5.750   06/01/34          804,525
 1,215    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
          Inc Proj..................................        7.125   01/15/22        1,285,251
 2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
          Inc Proj..................................        7.250   01/15/33        2,482,335
 2,380    Wisconsin St Hlth & Ed Fac Divine Savior
          Hlthcare Ser C............................        7.500   05/01/32        2,509,353
 3,500    Wisconsin St Hlth & Ed Fac Drivers Ser 399
          (Inverse Fltg) (Acquired 03/02/04, Cost
          $4,071,565) (MBIA Insd) (a) (b) (c).......        8.915   02/15/11        4,167,940
 3,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
          Inc Proj (Prerefunded @ 11/15/09).........        6.250   11/15/28        3,373,860
 2,250    Wisconsin St Hlth & Ed Fac Southwest Hlth
          Ctr A.....................................        6.250   04/01/34        2,261,880
 4,500    Wisconsin St Hlth & Ed Fac Saint John's
          Home & Sunrise Care.......................        5.625   12/15/22        4,500,225

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WISCONSIN (CONTINUED)
$4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth
          Inc.......................................        6.000%  11/15/23   $    4,390,240
 5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth
          Inc.......................................        6.000   11/15/32        6,299,496
 2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran
          Pgm for the Aging.........................        5.700   03/01/28        2,538,883
                                                                               --------------
                                                                                  122,041,485
                                                                               --------------
          WYOMING  0.0%
 2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns
          Med Ctr...................................        6.750   12/01/22        2,186,751
                                                                               --------------

          PUERTO RICO  0.3%
 2,500    Puerto Rico Comwlth Driver Ser 491
          (Inverse Fltg) (Acquired 08/04/04, Cost
          $3,137,044) (FGIC Insd) (a) (b) (c).......        7.715   07/01/12        3,303,900
 5,000    Puerto Rico Elec Pwr Auth Drivers Ser 500
          (Inverse Fltg) (Acquired 08/24/04, Cost
          $5,499,429) (FGIC Insd) (a) (b) (c).......        6.716   07/01/12        5,826,300
 5,000    Puerto Rico Indl Tourist Ed & Tran Mem
          Mennonite Gen Hosp Proj Ser A.............        6.500   07/01/26        4,982,600
                                                                               --------------
                                                                                   14,112,800
                                                                               --------------
TOTAL INVESTMENTS  99.2%
  (Cost $4,304,521,489).....................................................    4,519,919,825
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%.................................       37,630,860
                                                                               --------------

NET ASSETS  100.0%..........................................................   $4,557,550,685
                                                                               ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the bond issuance.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 11.0% of net assets.

(d) Interest is accruing at less than the stated coupon.

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

(e) Non-income producing security.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Payment-in-kind security.

(h) Securities purchased on a when-issued or delayed delivery basis.

(i) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(j) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $4,304,521,489).....................  $4,519,919,825
Cash........................................................         525,024
Receivables:
  Interest..................................................      87,858,908
  Investments Sold..........................................       8,614,703
  Fund Shares Sold..........................................       5,128,697
Other.......................................................         172,833
                                                              --------------
    Total Assets............................................   4,622,219,990
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      39,976,404
  Fund Shares Repurchased...................................       8,566,212
  Income Distributions......................................       6,627,040
  Variation Margin on Futures...............................       4,457,813
  Distributor and Affiliates................................       2,672,738
  Investment Advisory Fee...................................       1,956,814
Trustees' Deferred Compensation and Retirement Plans........         243,044
Accrued Expenses............................................         169,240
                                                              --------------
    Total Liabilities.......................................      64,669,305
                                                              --------------
NET ASSETS..................................................  $4,557,550,685
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $4,477,275,882
Net Unrealized Appreciation.................................     190,960,548
Accumulated Undistributed Net Investment Income.............         317,359
Accumulated Net Realized Loss...............................    (111,003,104)
                                                              --------------
NET ASSETS..................................................  $4,557,550,685
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,141,862,523 and 287,766,937 shares of
    beneficial interest issued and outstanding).............  $        10.92
    Maximum sales charge (4.75%* of offering price).........             .54
                                                              --------------
    Maximum offering price to public........................  $        11.46
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $735,394,646 and 67,347,670 shares of
    beneficial interest issued and outstanding).............  $        10.92
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $680,293,516 and 62,379,180 shares of
    beneficial interest issued and outstanding).............  $        10.91
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $144,507,696
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    11,270,679
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $3,762,081, $3,680,033 and $3,363,529,
  respectively).............................................    10,805,643
Shareholder Services........................................       931,983
Legal.......................................................       196,595
Custody.....................................................       157,745
Trustees' Fees and Related Expenses.........................        26,908
Other.......................................................       763,677
                                                              ------------
    Total Expenses..........................................    24,153,230
    Less Credits Earned on Cash Balances....................        38,481
                                                              ------------
    Net Expenses............................................    24,114,749
                                                              ------------
NET INVESTMENT INCOME.......................................  $120,392,947
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (2,345,351)
  Futures...................................................     4,672,706
                                                              ------------
Net Realized Gain...........................................     2,327,355
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    59,426,486
                                                              ------------
  End of the Period:
    Investments.............................................   215,398,336
    Futures.................................................   (24,437,788)
                                                              ------------
                                                               190,960,548
                                                              ------------
Net Unrealized Appreciation During the Period...............   131,534,062
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $133,861,417
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $254,254,364
                                                              ============

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                           MAY 31, 2005     NOVEMBER 30, 2004
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $  120,392,947     $  223,610,189
Net Realized Gain/Loss.................................        2,327,355        (39,313,592)
Net Unrealized Appreciation During the Period..........      131,534,062         53,518,650
                                                          --------------     --------------
Change in Net Assets from Operations...................      254,254,364        237,815,247
                                                          --------------     --------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (85,360,252)      (152,246,808)
  Class B Shares.......................................      (18,100,962)       (38,268,182)
  Class C Shares.......................................      (16,601,662)       (32,802,259)
                                                          --------------     --------------
Total Distributions....................................     (120,062,876)      (223,317,249)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      134,191,488         14,497,998
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      376,673,218      1,205,583,844
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       79,758,056        144,949,703
Cost of Shares Repurchased.............................     (367,597,213)      (822,180,812)
                                                          --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       88,834,061        528,352,735
                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS...........................      223,025,549        542,850,733
NET ASSETS:
Beginning of the Period................................    4,334,525,136      3,791,674,403
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $317,359 and ($12,712),
  respectively)........................................   $4,557,550,685     $4,334,525,136
                                                          ==============     ==============

See Notes to Financial Statements                                             77

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                   YEAR ENDED NOVEMBER 30,
CLASS A SHARES                   MAY 31,     --------------------------------------------------
                                   2005        2004       2003     2002 (a)     2001      2000
                                ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $  10.59    $  10.55   $  10.35   $  10.58   $  10.56   $10.96
                                 --------    --------   --------   --------   --------   ------
  Net Investment Income........       .30         .62        .64        .65        .65      .67
  Net Realized and Unrealized
    Gain/Loss..................       .33         .04        .20       (.24)       .03     (.40)
                                 --------    --------   --------   --------   --------   ------
Total from Investment
  Operations...................       .63         .66        .84        .41        .68      .27
Less Distributions from Net
  Investment Income............       .30         .62        .64        .64        .66      .67
                                 --------    --------   --------   --------   --------   ------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $  10.92    $  10.59   $  10.55   $  10.35   $  10.58   $10.56
                                 ========    ========   ========   ========   ========   ======

Total Return (b)...............     6.06%*      6.42%      8.34%      3.95%      6.62%    2.60%
Net Assets at End of the Period
  (In millions)................  $3,141.9    $2,923.0   $2,437.8   $1,525.2   $1,283.9   $995.0
Ratio of Expenses to Average
  Net Assets...................      .85%        .85%       .90%       .89%       .90%     .91%
Ratio of Net Investment Income
  to Average Net Assets........     5.69%       5.87%      6.08%      6.15%      6.07%    6.28%
Portfolio Turnover.............       12%*        29%        15%        15%        15%      19%

*   Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

 78                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED NOVEMBER 30,
CLASS B SHARES                      MAY 31,      ------------------------------------------------
                                      2005        2004      2003     2002 (a)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.59      $10.55    $10.35     $10.58     $10.55    $10.95
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .26         .54       .56        .57        .57       .59
  Net Realized and Unrealized
    Gain/Loss.....................      .33         .04       .20       (.24)       .04      (.40)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .59         .58       .76        .33        .61       .19
Less Distributions from Net
  Investment Income...............      .26         .54       .56        .56        .58       .59
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.92      $10.59    $10.55     $10.35     $10.58    $10.55
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................    5.67%*      5.62%     7.52%      3.16%      5.89%     1.80%
Net Assets at End of the Period
  (In millions)...................   $735.4      $740.9    $748.4     $527.2     $443.5    $365.4
Ratio of Expenses to Average Net
  Assets..........................    1.60%       1.60%     1.65%      1.64%      1.65%     1.66%
Ratio of Net Investment Income to
  Average Net Assets..............    4.94%       5.12%     5.34%      5.40%      5.32%     5.52%
Portfolio Turnover................      12%*        29%       15%        15%        15%       19%

*   Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

See Notes to Financial Statements                                             79

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED NOVEMBER 30,
CLASS C SHARES                      MAY 31,      ------------------------------------------------
                                      2005        2004      2003     2002 (a)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.58      $10.54    $10.34     $10.57     $10.54    $10.93
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .26         .54       .56        .57        .57       .59
  Net Realized and Unrealized
    Gain/Loss.....................      .33         .04       .20       (.24)       .04      (.39)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .59         .58       .76        .33        .61       .20
Less Distributions from Net
  Investment Income...............      .26         .54       .56        .56        .58       .59
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.91      $10.58    $10.54     $10.34     $10.57    $10.54
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................    5.68%*      5.63%     7.52%(c)   3.26%      5.80%     1.90%
Net Assets at End of the Period
  (In millions)...................   $680.3      $670.6    $605.5     $283.5     $185.1    $128.6
Ratio of Expenses to Average Net
  Assets..........................    1.60%       1.60%     1.65%      1.64%      1.65%     1.66%
Ratio of Net Investment Income to
  Average Net Assets..............    4.94%       5.12%     5.34%(c)   5.34%      5.32%     5.52%
Portfolio Turnover................      12%*        29%       15%        15%        15%       19%

*   Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

 80                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium-and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2005, the Fund had $19,148,333 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $109,321,354, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$ 2,095,208.................................................  November 30, 2005
 19,058,901.................................................  November 30, 2009
 26,540,455.................................................  November 30, 2010
 25,224,929.................................................  November 30, 2011
 36,401,861.................................................  November 30, 2012

    At May 31, 2005 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $4,300,809,051
                                                              ==============
Gross tax unrealized appreciation...........................  $  275,770,294
Gross tax unrealized depreciation...........................     (56,659,520)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  219,110,774
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2004 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $12,729
  Long-term capital gain....................................      -0-
                                                              -------
                                                              $12,729
                                                              =======

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

    As of November 30, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $112,243

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions and losses recognized for tax purposes, but not for book purposes.

F. EXPENSE REDUCTIONS During the six months ended May 31, 2005, the Fund's custody fee was reduced by $38,481 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the six months ended May 31, 2005, the Fund recognized expenses of approximately $68,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2005, the Fund recognized expenses of approximately $80,000, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2005, the Fund recognized expenses of approximately $845,200 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $142,550 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2005.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At May 31, 2005, capital aggregated $3,088,472,198, $726,820,878 and
$661,982,806 for Classes A, B, and C, respectively. For the six months ended May 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   30,085,755    $ 324,222,784
  Class B...................................................    1,415,832       15,243,942
  Class C...................................................    3,458,310       37,206,492
                                                              -----------    -------------
Total Sales.................................................   34,959,897    $ 376,673,218
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    5,477,396    $  59,095,066
  Class B...................................................    1,073,361       11,578,915
  Class C...................................................      842,850        9,084,075
                                                              -----------    -------------
Total Dividend Reinvestment.................................    7,393,607    $  79,758,056
                                                              ===========    =============
Repurchases:
  Class A...................................................  (23,771,151)   $(255,920,754)
  Class B...................................................   (5,086,489)     (54,728,476)
  Class C...................................................   (5,299,090)     (56,947,983)
                                                              -----------    -------------
Total Repurchases...........................................  (34,156,730)   $(367,597,213)
                                                              ===========    =============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

    At November 30, 2004, capital aggregated $2,961,075,102, $754,726,497 and
$672,640,222 for Classes A, B, and C, respectively. For the year ended November 30, 2004, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................   88,318,735    $  932,436,882
  Class B..................................................    8,542,901        90,193,325
  Class C..................................................   17,349,602       182,953,637
                                                             -----------    --------------
Total Sales................................................  114,211,238    $1,205,583,844
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    9,702,442    $  102,381,551
  Class B..................................................    2,280,007        24,055,075
  Class C..................................................    1,756,191        18,513,077
                                                             -----------    --------------
Total Dividend Reinvestment................................   13,738,640    $  144,949,703
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (53,077,676)   $ (559,492,722)
  Class B..................................................  (11,809,069)     (124,402,402)
  Class C..................................................  (13,174,794)     (138,285,688)
                                                             -----------    --------------
Total Repurchases..........................................  (78,061,539)   $ (822,180,812)
                                                             ===========    ==============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2005 and the year ended November 30, 2004, 891,752 and 2,723,088 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. For the six months ended May 31, 2005 and the year ended November 30, 2004, 269,994 and 345,153 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended May 31, 2005, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $311,000 and CDSC on redeemed shares of approximately $485,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $599,881,678 and $527,184,648, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $17,077,900 and $460,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended May 31, 2005 are payments retained by Van Kampen of approximately $3,526,800 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $311,700.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Fund's portfolio in a changing interest rate environment, the Fund may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Fund expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended May 31, 2005 were as follows:

                                                              CONTRACTS
Outstanding at November 30, 2004............................    1,300
Futures Opened..............................................    9,400
Futures Closed..............................................   (5,550)
                                                               ------
Outstanding at May 31, 2005.................................    5,150
                                                               ======

    The futures contracts outstanding as of May 31, 2005, and the descriptions and the unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
10-Year U.S. Treasury Notes Futures June 05 (Current
  Notional Value of $112,844 per contract)..................    1,050      $ (3,755,763)
U.S. Treasury Bonds Futures June 05 (Current Notional Value
  of $117,469 per contract).................................    4,100       (20,682,025)
                                                                -----      ------------
                                                                5,150      $(24,437,788)
                                                                =====      ============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and
Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  50, 150, 250
                                                                  HYM SAR 7/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01671P-Y05/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: July 20, 2005